UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:   4/30

Date of reporting period: 1/31/17

Item 1. Schedule of Investments.

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2017 (unaudited)
Franklin Biotechnology Discovery Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 97.7%
Biotechnology 86.6%
[a,b] Acadia Pharmaceuticals Inc	United States	1,020,600	$35,302,554
[a] Acceleron Pharma Inc	United States	186,700	4,533,076
[a] ADMA Biologics Inc	United States	135,600	692,916
[a] Alder Biopharmaceuticals Inc	United States	94,400	1,939,920
[a] Alexion Pharmaceuticals Inc	United States	641,300	83,805,084
[a] Alnylam Pharmaceuticals Inc	United States	185,917	7,434,821
Amgen Inc	United States	351,900	55,135,692
[a] Amicus Therapeutics Inc	United States	736,100	4,048,550
[a] AnaptysBio, Inc	United States	101,100	1,713,645
[a,b] Anthera Pharmaceuticals Inc	United States	1,207,262	654,457
[a,c] Aptose Biosciences Inc., 144A	Canada	395,468	379,674
[a,b] Aquinox Pharmaceuticals Inc	Canada	469,500	8,479,170
[a,d] ARCA biopharma Inc	United States	478,077	1,266,904
[a,d,e] ARCA biopharma Inc., wts., 6/16/22	United States	1,338,619	66,864
[a] Array BioPharma Inc	United States	1,270,100	13,805,987
[a] Audentes Therapeutics Inc	United States	139,400	2,275,008
[a,b] AveXis Inc	United States	248,718	13,873,490
[a,b] Axovant Sciences Ltd	United States	589,582	7,222,379
[a,b] Bellicum Pharmaceuticals Inc	United States	257,000	3,438,660
[a] Biogen Inc	United States	334,761	92,809,140
[a] BioMarin Pharmaceutical Inc	United States	410,256	35,950,733
[a] Bluebird Bio Inc	United States	190,000	14,155,000
[a] Blueprint Medicines Corp	United States	76,400	2,603,712
[a,b] Cara Therapeutics Inc	United States	202,400	3,100,768
[a,b,f] Cascadian Therapeutics Inc	United States	457,783	1,895,222
[a] Celgene Corp	United States	1,076,900	125,081,935
[a] Celldex Therapeutics Inc	United States	1,265,929	4,126,928
[a,b] Cellectis SA, ADR	France	97,200	1,772,928
[a] ChemoCentryx Inc	United States	817,508	5,943,283
[a] Clovis Oncology Inc	United States	340,500	22,064,400
[a] Concert Pharmaceuticals Inc	United States	263,800	2,334,630
[a,b] CRISPR Therapeutics AG	Switzerland	136,300	2,419,325
[a,g] CRISPR Therapeutics AG, Reg S	Switzerland	137,714	2,353,173
[a] CytomX Therapeutics Inc	United States	125,100	1,453,662
[a,b] Dynavax Technologies Corp	United States	368,070	1,509,087
[a] Edge Therapeutics Inc	United States	702,846	6,768,407
[a] Epizyme Inc	United States	450,800	4,733,400
[a] Exelixis Inc	United States	765,100	13,863,612
[a,d,f] Fate Therapeutics Inc	United States	2,084,200	5,689,866
[a,d,f] Fate Therapeutics Inc., Private Placement	United States	289,577	790,545
[a,b] Genocea Biosciences Inc	United States	1,133,200	5,008,744
Gilead Sciences Inc	United States	854,100	61,879,545
[a] GlycoMimetics Inc	United States	379,800	2,161,062
[a] Halozyme Therapeutics Inc	United States	177,400	2,048,970
[a,b] Heron Therapeutics Inc	United States	1,700,356	22,104,628
[a] Immune Design Corp	United States	241,427	1,364,063
[a] Incyte Corp	United States	675,300	81,853,113
[a,g] Intarcia Therapeutics Inc., DD.	United States	80,195	4,811,700
[a,b] Intellia Therapeutics Inc	United States	112,400	1,452,208
[a] Karyopharm Therapeutics Inc	United States	652,554	6,753,934
[a,b] Kite Pharma Inc	United States	115,344	5,879,084
[a] La Jolla Pharmaceutical Co	United States	364,300	7,085,635

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a] Lion Biotechnologies Inc	United States	1,378,100	$9,991,225
[a] Loxo Oncology Inc	United States	162,200	6,363,106
[a] MacroGenics Inc	United States	223,000	4,118,810
[a,b] Merrimack Pharmaceuticals Inc	United States	1,402,187	4,360,802
[a,b] Merus BV	Netherlands	240,506	6,368,599
[a,b] Minerva Neurosciences Inc	United States	321,900	3,412,140
[a,b] Mirna Therapeutics Inc	United States	545,947	1,179,245
[a] Natera Inc	United States	392,629	3,517,956
[a] Neurocrine Biosciences Inc	United States	683,800	29,341,858
[a] NewLink Genetics Corp	United States	205,300	2,498,501
[a,e] Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	21,921
[a,b] Novavax Inc	United States	2,054,100	2,690,871
[a,b] OncoMed Pharmaceuticals Inc	United States	376,800	3,112,368
[a,b] OvaScience Inc	United States	250,154	395,243
[a] Pfenex Inc	United States	532,384	4,248,424
[a,b] ProQR Therapeutics NV.	Netherlands	123,300	477,787
[a] Proteostasis Therapeutics Inc	United States	122,700	1,809,825
[a] Ra Pharmaceuticals Inc	United States	140,500	2,239,570
[a] Radius Health Inc	United States	233,300	10,153,216
[a] Regeneron Pharmaceuticals Inc	United States	167,009	60,004,664
[a] REGENXBIO Inc	United States	345,200	6,386,200
[a] Retrophin Inc	United States	376,194	7,380,926
[a] Sage Therapeutics Inc	United States	192,170	9,220,317
[a,b] Sorrento Therapeutics Inc	United States	132,951	717,935
[a,f] Stemline Therapeutics Inc	United States	548,004	5,589,641
[a] Tesaro Inc	United States	579,300	94,333,212
[a] Threshold Pharmaceuticals Inc., wts., 2/12/20	United States	439,500	—
[a,b] Tracon Pharmaceuticals Inc	United States	333,860	1,602,528
[a,b] Trillium Therapeutics Inc	Canada	158,100	727,260
[a,b] Vascular Biogenics Ltd	Israel	340,900	1,772,680
[a] Vertex Pharmaceuticals Inc	United States	485,800	41,715,646
[a] vTv Therapeutics Inc., A.	United States	370,900	2,128,966
[a] Xencor Inc	United States	230,332	5,488,812
			1,133,261,547
Life Sciences Tools & Services 2.3%
[a] Illumina Inc	United States	189,800	30,386,980
Pharmaceuticals 8.8%
[a,g] Acerta Pharma BV	Netherlands	107,297,280	4,038,133
[a] Aclaris Therapeutics Inc	United States	333,062	8,836,135
[a,b] Agile Therapeutics Inc	United States	526,800	1,211,640
[a,b,d] Alcobra Ltd	Israel	1,737,306	1,824,171
[a] Aratana Therapeutics Inc	United States	904,000	7,222,960
[a,b,d] BioPharmX Corp	United States	1,900,375	931,185
[a,c,d] BioPharmX Corp., 144A	United States	1,945,737	953,411
[a,d,e] BioPharmX Corp., wts., 3/29/21	United States	108,000	—
[a,d,e] BioPharmX Corp., wts., 11/22/23.	United States	1,259,925	176,389
[a] Collegium Pharmaceutical Inc	United States	302,500	5,088,050
[a,b] Egalet Corp	United States	1,032,677	5,049,791
[a,b] Flex Pharma Inc	United States	170,200	742,072
[a] Foamix Pharmaceuticals Ltd	Israel	395,797	3,981,718
[a] GW Pharmaceuticals PLC, ADR	United Kingdom	118,429	13,616,966

|2

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
[a] Jazz Pharmaceuticals PLC	United States	97,900	$11,935,968
[a,b] Marinus Pharmaceuticals Inc	United States	831,820	1,006,502
[a] The Medicines Co	United States	405,700	14,625,485
[a,b] Nabriva Therapeutics AG, ADR	Austria	140,100	1,140,414
[a,b,f] Neos Therapeutics Inc	United States	301,700	1,764,945
[a] Neuroderm Ltd	Israel	228,949	5,506,224
[a,b] Novan Inc	United States	120,969	491,134
[a,b] Revance Therapeutics Inc	United States	377,100	7,542,000
[a,b] TherapeuticsMD Inc	United States	2,551,840	14,826,190
[a] Theravance Biopharma Inc	Cayman Islands	11,891	356,254
[a] Zogenix Inc	United States	246,315	1,982,836
			114,850,573
Total Common Stocks and Other Equity Interests
(Cost $857,694,283)			1,278,499,100

Preferred Stocks 0.4%
Biotechnology 0.2%
[a,g] True North Therapeutics Inc., pfd., Series D, 144A	United States	759,880	1,900,004
Pharmaceuticals 0.2%
[a,g] G1 Therapeutics Inc., pfd	United States	942,380	2,799,999
Total Preferred Stocks
(Cost $4,700,003)			4,700,003
Total Investments before Short Term Investments
(Cost $862,394,286)			1,283,199,103

Short Term Investments 6.1%
Money Market Funds (Cost $15,585,863) 1.2%
[h,i] Institutional Fiduciary Trust Money Market Portfolio, 0.15%.	United States	15,585,863	15,585,863
Investments from Cash Collateral Received for Loaned
Securities (Cost $63,574,564) 4.9%
Money Market Funds 4.9%
[h,i] Institutional Fiduciary Trust Money Market Portfolio, 0.15%.	United States	63,574,564	63,574,564
Total Investments (Cost $941,554,713) 104.2%			1,362,359,530
Other Assets, less Liabilities (4.2)%			(54,488,030)
Net Assets 100.0%			$1,307,871,500

|3

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)

See Abbreviations on page 67.

aNon-income producing.
bA portion or all of the security is on loan at January 31, 2017.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2017, the aggregate value of these securities was $1,333,085, representing 0.1% of net assets.
dSee Note 9 regarding holdings of 5% voting securities.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2017, the aggregate value of these securities was $265,174, representing less than 0.1% of net assets.
fAt January 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
gSee Note 7 regarding restricted securities.
hSee Note 10 regarding investments in affiliated management investment companies.
iThe rate shown is the annualized seven-day yield at period end.

|4

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2017 (unaudited)
Franklin Flexible Alpha Bond Fund
	Country	Shares		Value

Management Investment Companies (Cost $168,203) 1.5%
Diversified Financials 1.5%
PowerShares Senior Loan Portfolio ETF	United States	7,100		$165,430
		Principal
		Amount*

Corporate Bonds 38.7%
Banks 11.9%
[a] Banco Popular Espanol SA, secured note, Reg S, 1.00%, 3/03/22	Spain	100,000	EUR	110,341
Bank of America Corp., senior bond, 5.50%, 12/04/19	United States	75,000	GBP	105,574
Bank of Nova Scotia, secured note, 1.875%, 4/26/21	Canada	100,000		97,969
Citigroup Inc., senior note, 2.65%, 10/26/20	United States	50,000		50,131
HSBC USA Inc., senior note, 2.00%, 8/07/18.	United States	100,000		100,220
Intesa Sanpaolo SpA, senior note, 3.875%, 1/15/19	Italy	200,000		204,124
JPMorgan Chase & Co., senior note, 2.25%, 1/23/20	United States	100,000		100,189
PHH Corp., senior note, 7.375%, 9/01/19	United States	200,000		220,000
Royal Bank of Canada, secured note, 2.10%, 10/14/20	Canada	100,000		99,640
[b] The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/21	Canada	200,000		198,819
				1,287,007
Consumer Durables & Apparel 2.5%
CalAtlantic Group Inc., senior note, 8.375%, 5/15/18	United States	250,000		269,375
Diversified Financials 6.4%
[b] AIG Global Funding,
secured note, 144A, 1.90%, 10/06/21	United States	50,000		48,233
secured note, 144A, 2.70%, 12/15/21	United States	100,000		99,994
American Airlines Pass Through Trust, first lien, 2016-2, AA, 3.20%, 6/15/28	United States	50,000		48,625
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	100,000		97,117
[c] Deutsche Bank AG, senior note, FRN, 2.221%, 8/20/20	Germany	100,000		99,527
[c] The Goldman Sachs Group Inc., senior note, FRN, 2.163%, 9/15/20	United States	100,000		101,067
Morgan Stanley, senior note, 2.65%, 1/27/20	United States	100,000		100,825
Springleaf Finance Corp., senior note, 6.00%, 6/01/20	United States	100,000		100,375
				695,763
Energy 1.4%
Canadian Natural Resources Ltd., senior note, 5.70%, 5/15/17	Canada	100,000		101,186
Sabine Pass Liquefaction LLC, first lien, 5.625%, 4/15/23	United States	50,000		54,500
				155,686
Food & Staples Retailing 1.4%
The Kroger Co., senior note, 3.40%, 4/15/22	United States	50,000		51,128
Walgreen Co., senior bond, 3.10%, 9/15/22.	United States	100,000		100,042
				151,170
Food, Beverage & Tobacco 0.9%
Altria Group Inc., senior bond, 4.25%, 8/09/42	United States	100,000		97,025
Health Care Equipment & Services 2.3%
Stryker Corp., senior note, 2.00%, 3/08/19	United States	50,000		50,115
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	150,000		149,905
[b] Universal Health Services Inc., first lien, 144A, 3.75%, 8/01/19	United States	50,000		51,188
				251,208
Insurance 1.6%
[b] Jackson National Life Global Funding,
secured note, 144A, 2.25%, 4/29/21	United States	50,000		49,364
secured note, 144A, 2.10%, 10/25/21	United States	25,000		24,410

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Insurance (continued)
[b] Principal Life Global Funding II, senior secured note, 144A, 2.625%, 11/19/20	United States	100,000		$100,957
				174,731
Materials 2.9%
Owens-Illinois Inc., senior bond, 7.80%, 5/15/18	United States	200,000		213,000
Reynolds Group Holdings Inc., senior bond, 8.125%, 6/15/17	United States	100,000		102,000
				315,000
Media 0.9%
Viacom Inc., senior bond, 3.125%, 6/15/22	United States	100,000		97,355
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Baxalta Inc., senior note, 3.60%, 6/23/22	United States	100,000		101,515
Technology Hardware & Equipment 2.4%
[b] Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior secured note, first
lien, 144A, 3.48%, 6/01/19.	United States	50,000		51,038
[c] Hewlett Packard Enterprise Co., senior note, FRN, 2.929%, 10/05/18.	United States	100,000		102,101
[b] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	100,000		103,250
				256,389
Telecommunication Services 0.9%
AT&T Inc., senior note, 3.95%, 1/15/25	United States	100,000		99,042
Transportation 1.4%
FedEx Corp., senior bond, 3.20%, 2/01/25	United States	50,000		49,776
XPO CNW Inc., senior bond, 7.25%, 1/15/18	United States	100,000		103,111
				152,887
Utilities 0.9%
Dominion Resources Inc., senior bond, 3.90%, 10/01/25.	United States	50,000		51,178
The Southern Co., senior bond, 3.25%, 7/01/26	United States	50,000		48,528
				99,706
Total Corporate Bonds (Cost $4,168,537)				4,203,859

Foreign Government and Agency Securities 6.5%
[b] The Export-Import Bank of China, senior note, 144A, 2.50%, 7/31/19	China	200,000		202,506
Government of Indonesia, senior bond, FR70, 8.375%, 3/15/24	Indonesia	263,000,000	IDR	20,416
Government of Japan,
senior note, 0.10%, 11/15/18	Japan	19,000,000	JPY	169,218
senior note, 0.10%, 12/15/18	Japan	19,000,000	JPY	169,243
Government of Malaysia,
3.80%, 8/17/23	Malaysia	45,000	MYR	10,093
senior bond, 4.378%, 11/29/19	Malaysia	80,000	MYR	18,552
[a] U.K. Treasury Bond, Reg S, 2.00%, 9/07/25	United Kingdom	85,000	GBP	113,244
Total Foreign Government and Agency Securities
(Cost $708,834)				703,272

U.S. Government and Agency Securities (Cost $565,659)
5.3%
[d] U.S. Treasury Note, Index Linked, 0.125%, 1/15/23	United States	578,259		580,397

|6

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 35.2%
Banks 0.7%
[c] Citigroup Commercial Mortgage Trust, 2007-C6, AM, FRN, 5.724%, 12/10/49	United States	20,000	$20,245
[c] Impac Secured Assets CMN Owner Trust, 2004-4, M1, FRN, 1.536%, 2/25/35	United States	50,000	49,305
			69,550
Diversified Financials 26.6%
[b,c] Adirondack Park CLO Ltd., 2013-1A, B, 144A, FRN, 3.023%, 4/15/24.	United States	100,000	100,208
[c] American Express Credit Account Secured Note Trust, 2012-4, B, FRN, 1.318%,
5/15/20	United States	100,000	100,015
[b,c] BlueMountain CLO Ltd., 2013-3A, A, 144A, FRN, 2.439%, 10/29/25.	United States	6,437	6,462
[c] Capital One Multi-Asset Execution Trust, 2004-B3, B3, FRN, 1.498%, 1/18/22	United States	150,000	150,713
[b,c] Carlyle Global Market Strategies Ltd., 2014-2A, B2, 144A, FRN, 2.956%, 5/15/25 .	United States	100,000	100,037
[b,c] Cent CLO, 2013-17A, A1, 144A, FRN, 2.339%, 1/30/25	United States	40,000	40,053
[c] Chase Issuance Trust, 2007-B1, B1, FRN, 1.017%, 4/15/19	United States	100,000	99,992
[c] COBALT CMBS Commercial Mortgage Trust, 2007-C2, AMFX, FRN, 5.526%,
4/15/47	United States	65,000	66,219
[b,c] Colony American Homes, 2015-1A, A, 144A, FRN, 1.968%, 7/17/32	United States	109,407	109,612
[c] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	United States	90,000	99,922
[b,c] Eaton Vance CDO Ltd., 2014-1A, A, 144A, FRN, 2.473%, 7/15/26	United States	24,000	24,052
[c] FHLMC Structured Agency Credit Risk Debt Notes,
2015-DNA1, M2, FRN, 2.621%, 10/25/27.	United States	250,000	254,076
2016-DNA1, M1, FRN, 2.221%, 7/25/28	United States	155,808	156,456
2016-HQA3, M1, FRN, 1.571%, 3/25/29	United States	243,903	244,521
[c] FNMA Connecticut Avenue Securities,
2013-C01, M1, FRN, 2.771%, 10/25/23	United States	49,780	50,274
2014-C02, 2M1, FRN, 1.721%, 5/25/24	United States	30,246	30,274
2014-C02, 2M2, FRN, 3.371%, 5/25/24	United States	40,000	40,400
2014-C03, 1M2, FRN, 3.771%, 7/25/24	United States	50,000	51,074
2014-C04, 1M1, FRN, 5.671%, 11/25/24	United States	60,000	66,241
2014-C04, 2M2, FRN, 5.771%, 11/25/24	United States	48,896	53,400
2015-C01, 1M2, FRN, 5.071%, 2/25/25	United States	47,741	50,878
2015-C01, 2M2, FRN, 5.321%, 2/25/25	United States	34,194	36,381
2015-C02, 1M2, FRN, 4.771%, 5/25/25	United States	9,869	10,420
2015-C02, 2M2, FRN, 4.771%, 5/25/25	United States	23,000	24,188
2015-C03, 1M2, FRN, 5.771%, 7/25/25	United States	50,000	54,738
2015-C03, 2M2, FRN, 5.771%, 7/25/25	United States	50,000	54,714
[b] 2017-1B1, 144A, FRN, 6.523%, 7/25/29	United States	33,000	34,581
[b,c] Galaxy XV CLO Ltd., 2013-15A, A, 144A, FRN, 2.273%, 4/15/25	United States	99,000	99,120
[b,c] Invitation Homes Trust, 2015-SFR2, A, 144A, FRN, 2.118%, 6/17/32	United States	97,732	98,311
[c] IXIS Real Estate Capital Trust, 2005-HE4, A3, FRN, 1.451%, 2/25/36	United States	8,000	8,003
[b,c] Madison Park Funding XVIII Ltd., 2015-18A, C, 144A, FRN, 4.041%, 10/21/26	United States	100,000	101,500
[b,c] Octagon Investment Partners XXIII Ltd.,
2015-1A, A1, 144A, FRN, 2.443%, 7/15/27	United States	18,490	18,526
2015-1A, A2, 144A, FRN, 2.443%, 7/15/27	United States	17,554	17,597
[b,c] PPM Grayhawk CLO Ltd., 07-1A, B, 144A, FRN, 1.724%, 4/18/21	United States	100,000	98,469
[b,c] Resource Capital Corp. Ltd., 2015-CRE4, A, 144A, FRN, 2.168%, 8/15/32	United States	54,975	54,990
[b,c] Towd Point Mortgage Trust,
2016-3, A1, 144A, FRN, 2.25%, 4/25/56	United States	86,198	85,703
2016-5, A1, 144A, FRN, 2.50%, 10/25/56	United States	98,238	97,972
[b,c] Voya CLO Ltd., 2013-3A, A2, 144A, FRN, 2.824%, 1/18/26	United States	100,000	100,246
			2,890,338

|7

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Real Estate 7.9%
[b] BAMLL Commercial Mortgage Securities Trust, 2012-PARK, A, 144A, 2.959%,
12/10/30	United States	100,000	$101,539
Banc of America Commercial Mortgage Trust, 2015-UBS7, A4, 3.705%, 9/15/48	United States	100,000	104,905
[b] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	96,431	96,024
[b] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	30,000	30,727
[b,c] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%,
9/10/35	United States	100,000	103,310
[b,c] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 2.218%, 3/17/32	United States	95,838	96,062
[b,c] SWAY Residential Trust, 2014-1, A, 144A, FRN, 2.068%, 1/17/32	United States	97,589	97,686
[c] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.817%, 4/25/45	United States	38,559	38,861
[b,c] Tricon American Homes Trust,
2015-SFR1, A, 144A, FRN, 2.018%, 5/17/32	United States	93,723	93,715
2015-SFR1, C, 144A, FRN, 2.668%, 5/17/32	United States	100,000	99,471
			862,300
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $3,795,888)			3,822,188

Mortgage-Backed Securities 2.2%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.7%
[e] FHLMC Gold 30 Year, 3.00%, 3/01/47.	United States	20,000	19,735
[e] FHLMC Gold 30 Year, 3.50%, 3/01/47.	United States	35,000	35,663
[e] FHLMC Gold 30 Year, 4.00%, 3/01/47.	United States	18,000	18,842
			74,240
Federal National Mortgage Association (FNMA) Fixed Rate 1.1%
[e] FNMA 30 Year, 3.00%, 3/01/47	United States	25,000	24,687
[e] FNMA 30 Year, 3.50%, 3/01/47	United States	65,000	66,282
[e] FNMA 30 Year, 4.00%, 3/01/47	United States	33,000	34,555
			125,524
Government National Mortgage Association (GNMA) Fixed Rate 0.4%
[e] GNMA II SF 30 Year, 3.00%, 2/01/47	United States	20,000	20,163
[e] GNMA II SF 30 Year, 3.50%, 2/01/47	United States	20,000	20,721
			40,884
Total Mortgage-Backed Securities (Cost $240,789)			240,648

Municipal Bonds 5.5%
California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put
12/01/23, Refunding, Series D, 2.625%, 11/01/33	United States	5,000	5,033
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/25	United States	100,000	119,018
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured,
Series A1, 5.00%, 6/01/22	United States	125,000	142,854
Clark County School District GO, Refunding, Series D, 5.00%, 6/15/23	United States	25,000	29,282
Colorado State Board of Governors University Enterprise System Revenue,
Green Bonds, Series E-2, 5.00%, 3/01/25	United States	100,000	119,799
Denver City and County Airport System Revenue, Refunding, Series A, 5.00%,
11/15/25	United States	5,000	5,971
Minnesota State GO, Refunding, Series D, 5.00%, 8/01/25	United States	5,000	6,071
New York State Dormitory Authority State Personal Income Tax Revenue, General
Purpose, Refunding, Series A, 5.00%, 2/15/25	United States	15,000	17,744
Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	15,000	14,187

|8

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Municipal Bonds (continued)
Teays Valley Local School District GO, Pickaway Fairfield and Franklin Counties,
Refunding, 4.00%, 12/01/26.	United States	100,000	$109,622
Texas State GO, Transportation Commission-Highway Improvement, Series A,
5.00%, 4/01/21	United States	5,000	5,695
University of Texas Revenue, Series J, 5.00%, 8/15/25	United States	15,000	18,096
Total Municipal Bonds (Cost $582,989)			593,372

		Number of
	Exchange	Contracts

Options Purchased 0.1%
Calls - Exchange-Traded
Options on Interest Rate Futures 0.0%†
Euro-Bund, February Strike Price 163 EUR, Expires 2/24/17	EUX	1	593

		Number of
		Contracts/
		Notional
	Counterparty	Amount*

Puts - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.27, Premium Rate 5.00%, Strike Price $103,
Expires 3/15/17	CITI	500,000	915
Buy protection on CDX.NA.IG.27, Premium Rate 1.00%, Strike Price $75, Expires
4/19/17	JPHQ	400,000	957
			1,872
Debt Option 0.0%†
iShares iBoxx High Yield Corporate Bond ETF, April Strike Price $84, Expires
4/21/17	JPHQ	25	1,847
Interest Rate Swaptions 0.1%
Receive float 3 month USD LIBOR, Pay fixed 2.15%, Expires 2/27/17	JPHQ	300,000	6,629
Receive float 3 month USD LIBOR, Pay fixed 2.23%, Expires 3/15/17	JPHQ	600,000	1,168
Receive float 3 month USD LIBOR, Pay fixed 2.60%, Expires 3/15/17	CITI	500,000	1,931
			9,728
Total Options Purchased (Cost $25,480)			14,040
Total Investments before Short Term Investments
(Cost $10,256,379)			10,323,206

	Country	Shares

Short Term Investments (Cost $589,568) 5.4%
Money Market Funds 5.4%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	United States	589,568	589,568
Total Investments (Cost $10,845,947) 100.4%			10,912,774
Options Written (0.0)%†			(618)
Other Assets, less Liabilities (0.4)%.			(46,228)
Net Assets 100.0%.			$10,865,928

|9

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Notional
	Counterparty	Amount*	Value

Options Written (Premiums received $1,211) (0.0)%†
Puts - Over-the-Counter
Interest Rate Swaptions (0.0)%†
Receive float 3 month USD LIBOR, Pay fixed 2.60%, Expires 2/27/17	JPHQ	300,000	$(618)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2017, the aggregate value of these securities was $223,585, representing 2.1% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2017, the aggregate value of these securities was $2,835,732, representing 26.1% of net assets.
cThe coupon rate shown represents the rate at period end.
dPrincipal amount of security is adjusted for inflation.
eSecurity purchased on a to-be-announced (TBA) basis.
fSee Note 10 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day yield at period end.

|10

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

At January 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

		Number of		Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts		Value	Date	Appreciation	Depreciation
Interest Rate Contracts
Australian 10 Yr. Bond	Long		2	$194,574	3/15/17	$2,126	$—
Canadian 10 Yr. Bond.	Long		1	105,561	3/22/17	—	(1,101)
Long Gilt Futures	Long		1	155,797	3/29/17	1,571	—
U.S. Treasury 2 Yr. Note	Short		11	2,384,766	3/31/17	—	(355)
U.S. Treasury 5 Yr. Note	Short		19	2,239,477	3/31/17	—	(559)
U.S. Treasury 10 Yr. Note	Short		6	746,812	3/22/17	—	(1,961)
U.S. Treasury 10 Yr. Ultra	Short		1	134,156	3/22/17	—	(2,274)
U.S. Treasury 30 Yr. Bond	Short		1	150,844	3/22/17	1,497	—
Total Futures Contracts						$5,194	$(6,250)
Net unrealized appreciation (depreciation)							$(1,056)

At January 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
British Pound	UBSW	Buy	40,000	$49,989	2/08/17	$328	$—
British Pound	UBSW	Sell	132,000	162,333	2/08/17	—	(3,711)
Indian Rupee	RBS	Buy	3,400,000	50,340	2/10/17	—	(29)
South African Rand	RBS	Sell	220,000	15,882	2/10/17	—	(406)
Singapore Dollar	RBS	Sell	28,000	20,209	2/14/17	346	—
Singapore Dollar	RBS	Sell	49,000	34,614	2/14/17	—	(147)
Mexican Peso	RBS	Buy	1,930,000	93,397	2/17/17	—	(1,069)
Australian Dollar	UBSW	Sell	206,000	154,095	3/14/17	—	(1,963)
Japanese Yen	UBSW	Sell	4,900,000	42,161	3/30/17	—	(1,328)
Canadian Dollar	RBS	Sell	91,000	68,303	4/04/17	—	(1,636)
Euro	UBSW	Sell	220,000	231,035	4/04/17	—	(7,134)
Chilean Peso	UBSW	Sell	25,000,000	36,759	4/13/17	—	(1,611)
South Korean Won	RBS	Sell	85,000,000	71,639	4/27/17	—	(2,201)
British Pound	UBSW	Sell	12,000	14,749	5/05/17	—	(378)
Swedish Krona	UBSW	Buy	100,000	11,241	5/05/17	243	—
Japanese Yen	JPHQ	Sell	35,719,260	324,187	12/17/18	—	(5,286)
British Pound	JPHQ	Sell	86,300	115,081	8/15/19	3,367	—
Total Forward Exchange Contracts						$4,284	$(26,899)
Net unrealized appreciation (depreciation)							$(22,615)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|11

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

At January 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
					Unamortized
	Periodic	Counter-			Upfront
	Payment	party/	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[c]
Single Name
Freeport-McMoRanInc	1.00%	ICE	$15,000	12/20/21	$(1,235)	$–	$(201)	$(1,436)	BB-

OTC Swap Contracts
Contracts to Buy Protection
Single Name
TheAESCorp	5.00%	JPHQ	30,000	6/20/21	(2,927)	–	(1,135)	(4,062)
CalAtlanticGroupInc	5.00%	BZWS	250,000	6/20/18	(13,825)	–	(3,230)	(17,055)
Canadian Natural Resources Ltd	5.00%	GSCO	100,000	6/20/17	(1,395)	–	(1,052)	(2,447)
OlinCorp	1.00%	GSCO	25,000	6/20/21	1,767	–	(831)	936
Owens-Illinois Inc	5.00%	CITI	200,000	6/20/18	(11,031)	–	(3,451)	(14,482)
PactivLLC	5.00%	CITI	100,000	6/20/17	(709)	–	(1,707)	(2,416)
PHH Corp	5.00%	BZWS	200,000	9/20/19	(2,363)	–	(15,589)	(17,952)
RiteAidCorp	5.00%	JPHQ	70,000	12/20/20	(9,798)	–	(883)	(10,681)
SanminaCorp	5.00%	BZWS	100,000	6/20/19	(10,254)	–	(648)	(10,902)
Springleaf Finance Corp	5.00%	GSCO	100,000	6/20/20	(4,086)	–	(1,043)	(5,129)
TenetHealthcareCorp	5.00%	BZWS	100,000	3/20/19	(4,823)	109	–	(4,714)
TenetHealthcareCorp	5.00%	GSCO	50,000	3/20/19	(2,359)	2	–	(2,357)
Universal Health Services Inc	5.00%	BZWS	50,000	9/20/19	(5,466)	–	(547)	(6,013)
XPOCNWInc	5.00%	JPHQ	100,000	3/20/18	(2,733)	–	(546)	(3,279)
Contracts to Sell Protection[c]
Single Name
AmericanTowerCorp	1.00%	GSCO	100,000	3/20/21	(1,548)	33	–	(1,515)	BBB-
CalpineCorp	5.00%	JPHQ	30,000	6/20/21	1,546	1,698	–	3,244	B
Enterprise Products Operating LLC	1.00%	GSCO	50,000	3/20/23	(770)	–	(211)	(981)	BBB+
Government of Mexico	1.00%	JPHQ	10,000	9/20/20	(153)	74	–	(79)	BBB+
Sprint Communications Inc	5.00%	JPHQ	12,000	9/20/20	-	1,141	–	1,141	B
Traded Index
[d]Citibank Bespoke Dec-18 Hong Kong
TrancheIndex	1.00%	CITI	30,000	12/20/18	(1,210)	–	(98)	(1,308)	Non-
									Investment
									Grade
Total OTC Swap Contracts					$(72,137)	$3,057	$(30,971)	$(100,051)
Total Credit Default Swap Contracts					$(73,372)	$3,057	$(31,172)	$(101,487)
Net unrealized appreciation (depreciation)							$(28,115)

|12

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

aFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
dRepresents a custom index comprised of a basket of underlying issuers.

At January 31, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
				Unamortized
				Upfront
		Notional	Expiration	Payments/	Unrealized	Unrealized
Description	Exchange	Amount	Date	(Receipts)	Appreciation	Depreciation	Value
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR +
0.661%
Pay Fixed Semi-Annual 1.75%.	LCH	$300,000	3/15/24	$(6,412)	$15,537	$ —	$9,125
Net unrealized appreciation (depreciation)					$15,537

At January 31, 2017, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross Currency Swap Contracts
	Counter-	Notional		Expiration	Unrealized	Unrealized
Description	party	Amount*		Date	Appreciation	Depreciation
OTC Swap Contracts
Receive Floating Quarterly 3-month USD BBA LIBOR+1.53%	CITI	106,500	USD	3/03/22	$ —	$(718)
Pay Fixed Annual 1.00%		100,000	EUR
Net unrealized appreciation (depreciation)						$(718)
*In U.S. dollars unless otherwise indicated.
See Abbreviations on page 67.

|13

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2017 (unaudited)
Franklin Focused Core Equity Fund
	Country	Shares	Value

Common Stocks 98.2%
Consumer Discretionary 8.1%
[a] Altice NV, A	Netherlands	280,220	$6,134,081
Twenty-First Century Fox Inc., B	United States	168,110	5,213,091
			11,347,172
Consumer Staples 2.3%
CVS Health Corp	United States	40,450	3,187,864
Energy 10.3%
Anadarko Petroleum Corp	United States	89,280	6,207,638
Pioneer Natural Resources Co	United States	16,650	3,000,830
Schlumberger Ltd	United States	62,540	5,235,223
			14,443,691
Financials 26.6%
[a] Athene Holding Ltd., A.	Bermuda	62,180	2,918,107
Bank of America Corp	United States	151,510	3,430,186
BlackRock Inc	United States	9,357	3,499,331
The Charles Schwab Corp	United States	147,280	6,073,827
The Hartford Financial Services Group Inc	United States	86,250	4,201,238
JPMorgan Chase & Co	United States	55,123	4,665,060
Moody’s Corp	United States	25,610	2,654,989
Synchrony Financial	United States	116,605	4,176,791
Willis Towers Watson PLC	United States	46,200	5,781,006
			37,400,535
Health Care 13.1%
Aetna Inc	United States	34,180	4,054,090
[a] Allergan PLC	United States	36,894	8,075,728
[a] Horizon Pharma PLC.	United States	147,560	2,415,557
Medtronic PLC	United States	51,700	3,930,234
			18,475,609
Industrials 6.0%
[a] Genesee & Wyoming Inc	United States	65,430	4,930,805
[a] IHS Markit Ltd	United States	90,393	3,566,004
			8,496,809
Information Technology 24.9%
[a] Adobe Systems Inc	United States	24,330	2,758,535
[a] Alphabet Inc., A	United States	4,840	3,969,720
[a] Alphabet Inc., C	United States	4,750	3,784,752
[a] Blackhawk Network Holdings Inc	United States	72,230	2,578,611
Mastercard Inc., A.	United States	43,160	4,589,203
Microsoft Corp	United States	126,530	8,180,164
Motorola Solutions Inc	United States	28,110	2,268,758
QUALCOMM Inc	United States	68,220	3,644,995
Sabre Corp	United States	130,470	3,196,515
			34,971,253
Real Estate 6.9%
[a] CBRE Group Inc	United States	151,470	4,598,629
Equinix Inc	United States	13,451	5,178,366
			9,776,995
Total Common Stocks (Cost $116,134,332)			138,099,928

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Focused Core Equity Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $2,220,248) 1.6%
Money Market Funds 1.6%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	United States	2,220,248	$2,220,248
Total Investments (Cost $118,354,580) 99.8%			140,320,176
Other Assets, less Liabilities 0.2%			327,837
Net Assets 100.0%			$140,648,013

aNon-income producing.
bSee Note 10 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|15

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2017 (unaudited)
Franklin Global Government Bond Fund
		Principal
	Country	Amount*			Value

Foreign Government and Agency Securities 65.4%
Government of Canada, 2.75%, 6/01/22.	Canada	450,000		CAD	$372,342
Government of Chile, 3.875%, 8/05/20	Chile	100,000			106,080
[a] Government of Finland, senior bond, Reg S, 2.00%, 4/15/24	Finland	350,000		EUR	425,386
[a] Government of France, Reg S, 1.00%, 5/25/19	France	160,000		EUR	178,500
[a] Government of Indonesia, Reg S, 4.875%, 5/05/21	Indonesia	200,000			213,448
[a] Government of Lithuania, senior note, Reg S, 6.625%, 2/01/22	Lithuania	200,000			232,833
Government of Malaysia,
senior bond, 4.24%, 2/07/18	Malaysia	650,000		MYR	148,462
senior note, 3.654%, 10/31/19	Malaysia	550,000		MYR	125,139
Government of Mexico,
7.75%, 12/14/17	Mexico	30,000	[b]	MXN	145,469
8.00%, 12/07/23	Mexico	30,000	[b]	MXN	149,335
senior bond, 5.95%, 3/19/19	Mexico	100,000			108,425
Government of Peru, senior bond, 6.55%, 3/14/37.	Peru	200,000			254,198
Government of Poland,
3.25%, 7/25/19.	Poland	1,400,000		PLN	357,856
4.00%, 10/25/23	Poland	1,150,000		PLN	296,315
2.50%, 7/25/26.	Poland	2,000,000		PLN	449,738
Government of Singapore, 2.375%, 4/01/17	Singapore	350,000		SGD	248,932
[a] Government of Spain,
senior bond, Reg S, 4.40%, 10/31/23	Spain	180,000		EUR	238,126
senior bond, Reg S, 2.15%, 10/31/25	Spain	350,000		EUR	398,995
senior bond, Reg S, 5.15%, 10/31/28	Spain	200,000		EUR	291,517
Italy Treasury Bond,
[a] Reg S, 3.50%, 3/01/30	Italy	700,000		EUR	831,871
senior bond, 4.25%, 9/01/19	Italy	160,000		EUR	190,377
senior bond, 5.50%, 9/01/22	Italy	450,000		EUR	597,667
senior bond, 1.25%, 12/01/26	Italy	375,000		EUR	369,574
[a] Queensland Treasury Corp.,
senior bond, Reg S, 5.75%, 7/22/24	Australia	600,000		AUD	543,744
senior note, Reg S, 6.00%, 7/21/22.	Australia	300,000		AUD	267,591
[a] United Kingdom Treasury Bond, Reg S, 4.25%, 6/07/32	United Kingdom	230,000		GBP	384,501
[a] United Kingdom Treasury Note, Reg S, 1.25%, 7/22/18	United Kingdom	190,000		GBP	242,911
Total Foreign Government and Agency Securities
(Cost $8,877,038)					8,169,332

U.S. Government and Agency Securities 20.7%
U.S. Treasury Bond,
4.375%, 11/15/39	United States	140,000			173,015
2.50%, 2/15/45.	United States	140,000			125,095
[c] Index Linked, 3.375%, 4/15/32	United States	163,176			229,050
U.S. Treasury Note,
1.875%, 8/31/17	United States	700,000			704,689
1.25%, 11/15/18	United States	300,000			300,498
2.625%, 11/15/20	United States	850,000			878,919
[c] Index Linked, 1.25%, 7/15/20	United States	166,012			176,719
Total U.S. Government and Agency Securities
(Cost $2,564,076)					2,587,985
Total Investments before Short Term Investments
(Cost $11,441,114)					10,757,317

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

	FRANKLIN STRATEGIC SERIES
	STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $1,319,217) 10.6%
Money Market Funds 10.6%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	United States	1,319,217	$1,319,217
Total Investments (Cost $12,760,331) 96.7%			12,076,534
Other Assets, less Liabilities 3.3%			416,497
Net Assets 100.0%			$12,493,031

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2017, the aggregate value of these securities was $4,249,423, representing 34.0% of net assets.
bPrincipal amount is stated in 100 Mexican Peso Units.
cPrincipal amount of security is adjusted for inflation.
dSee Note 10 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day yield at period end.

At January 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BZWS	Sell	1,100,000	817,263		3/14/17	$—	$(16,059)
Euro	CITI	Sell	1,010,000	1,078,849		3/14/17	—	(13,247)
Japanese Yen	CITI	Buy	88,000,000	774,348		3/14/17	5,966	—
Malaysian Ringgit	BZWS	Sell	900,000	202,703		3/14/17	14	—
Mexican Peso	DBW	Buy	5,000,000	241,987		3/14/17	—	(3,655)
Polish Zloty	BZWS	Sell	2,900,000	691,810		3/14/17	—	(31,813)
Singapore Dollar	CITI	Sell	350,000	245,894		3/14/17	—	(2,456)
Swedish Krona	BZWS	Buy	2,750,000	291,084	EUR	3/14/17	169	—
Total Forward Exchange Contracts							$6,149	$(67,230)
Net unrealized appreciation (depreciation)								$(61,081)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 67.

|17

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2017 (unaudited)
Franklin Growth Opportunities Fund
	Country	Shares	Value

Common Stocks 99.5%
Consumer Discretionary 15.5%
Advance Auto Parts Inc	United States	97,125	$15,951,810
[a] Amazon.com Inc	United States	198,439	163,410,548
[a] Charter Communications Inc., A	United States	190,357	61,666,150
Comcast Corp., A	United States	483,124	36,437,212
Delphi Automotive PLC	United Kingdom	81,983	5,743,729
[a] Global Eagle Entertainment Inc	United States	395,223	2,434,574
Las Vegas Sands Corp	United States	147,137	7,736,463
Newell Brands Inc	United States	729,879	34,545,173
[b] NIKE Inc., B	United States	638,147	33,757,976
[a] The Priceline Group Inc	United States	29,519	46,496,263
Starbucks Corp	United States	930,023	51,355,870
The Walt Disney Co	United States	624,325	69,081,561
			528,617,329
Consumer Staples 2.6%
Constellation Brands Inc., A	United States	171,790	25,727,270
[a] Monster Beverage Corp	United States	810,745	34,537,737
Pinnacle Foods Inc	United States	542,378	28,849,086
			89,114,093
Energy 3.5%
Anadarko Petroleum Corp	United States	715,030	49,716,036
[a] Diamondback Energy Inc	United States	116,325	12,233,901
Halliburton Co	United States	905,139	51,203,713
[a,c] Keane Group Inc	United States	256,200	5,659,458
			118,813,108
Financials 7.7%
[a] Athene Holding Ltd., A	Bermuda	553,242	25,963,647
BlackRock Inc	United States	27,261	10,195,069
The Charles Schwab Corp	United States	1,241,904	51,216,121
Intercontinental Exchange Inc	United States	581,127	33,914,572
MarketAxess Holdings Inc	United States	225,350	42,196,787
Moody’s Corp	United States	261,702	27,130,646
[a] Signature Bank	United States	254,227	40,045,837
[a] SVB Financial Group.	United States	113,566	19,559,472
Synchrony Financial	United States	414,524	14,848,250
			265,070,401
Health Care 15.4%
[a,d] Acerta Pharma BV	Netherlands	35,601,435	1,339,860
[a] Alexion Pharmaceuticals Inc	United States	141,748	18,523,629
[a] Allergan PLC	United States	391,138	85,616,197
[a] Biogen Inc	United States	118,664	32,898,407
Bristol-Myers Squibb Co	United States	575,625	28,297,725
[a] Celgene Corp	United States	1,020,331	118,511,446
[a] Edwards Lifesciences Corp	United States	509,615	49,045,347
Eli Lilly & Co	United States	455,858	35,114,742
[a,c] Heron Therapeutics Inc	United States	872,964	11,348,532
[a] Incyte Corp	United States	327,941	39,749,729
Medtronic PLC	United States	223,596	16,997,768
[a] Nevro Corp	United States	225,572	19,629,275
[a,c] Revance Therapeutics Inc	United States	242,812	4,856,240
[a] Tesaro Inc	United States	249,478	40,624,997

Quarterly Statement of Investments | See Notes to Statements of Investments. | 18

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Health Care (continued)
UnitedHealth Group Inc	United States	156,659	$25,394,424
			527,948,318
Industrials 5.1%
Allegiant Travel Co	United States	46,165	7,940,380
Honeywell International Inc	United States	289,489	34,252,338
[a] IHS Markit Ltd	United States	965,735	38,098,246
Raytheon Co	United States	346,223	49,911,508
Roper Technologies Inc	United States	101,343	19,442,655
[a,b] Univar Inc	United States	812,994	24,243,481
			173,888,608
Information Technology 41.3%
[a] Adobe Systems Inc	United States	590,865	66,992,274
[a] Alibaba Group Holding Ltd., ADR	China	149,172	15,112,615
[a] Alphabet Inc., A	United States	20,106	16,490,740
[a] Alphabet Inc., C	United States	160,897	128,201,120
Analog Devices Inc	United States	226,969	17,009,057
Apple Inc	United States	1,278,875	155,191,481
[a] Autodesk Inc	United States	210,949	17,158,592
Broadcom Ltd	Singapore	343,443	68,516,878
[a] BroadSoft Inc	United States	135,831	5,704,902
[a] Cavium Inc	United States	242,812	16,076,582
[a] CoStar Group Inc	United States	145,394	29,384,127
[a] Electronic Arts Inc	United States	316,262	26,385,739
[a] Facebook Inc., A.	United States	1,193,378	155,521,021
[a] Fiserv Inc	United States	253,193	27,200,524
[a] MACOM Technology Solutions Holdings Inc	United States	183,465	8,723,761
Mastercard Inc., A	United States	1,297,136	137,924,471
Microsoft Corp	United States	1,856,229	120,005,205
[a] Mobileye NV	Israel	367,593	15,791,795
[a] Nanometrics Inc	United States	239,937	6,168,780
NVIDIA Corp	United States	324,867	35,468,979
[a] Palo Alto Networks Inc	United States	196,522	28,998,786
[a] Paylocity Holding Corp	United States	576,981	17,805,634
[a] Salesforce.com Inc	United States	773,497	61,183,613
[a] ServiceNow Inc	United States	621,256	56,298,219
[a] Tyler Technologies Inc	United States	225,836	32,976,573
Visa Inc., A	United States	1,293,856	107,014,830
Xilinx Inc	United States	287,094	16,708,871
[a] Zendesk Inc	United States	950,000	22,733,500
			1,412,748,669
Materials 2.4%
[a] Axalta Coating Systems Ltd	United States	420,271	12,187,859
Ecolab Inc	United States	279,861	33,619,702
Martin Marietta Materials Inc	United States	164,530	37,776,088
			83,583,649
Real Estate 3.0%
American Tower Corp	United States	419,709	43,439,882
Equinix Inc	United States	151,388	58,281,352
			101,721,234

|19

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Telecommunication Services 3.0%
[a] SBA Communications Corp	United States	563,951	$59,361,482
[a] T-Mobile U.S. Inc	United States	702,862	43,767,217
			103,128,699
Total Common Stocks (Cost $2,165,787,331)			3,404,634,108

Preferred Stocks 0.4%
Consumer Discretionary 0.3%
[a,d] Proterra Inc., pfd., 5, 144A	United States	2,362,202	11,896,616
Information Technology 0.1%
[a,d] Tanium Inc., pfd., G.	United States	805,800	2,865,962
Total Preferred Stocks (Cost $15,896,849)			14,762,578
Total Investments before Short Term Investments
(Cost $2,181,684,180)			3,419,396,686

Short Term Investments 1.0%
Money Market Funds (Cost $28,600,100) 0.8%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	United States	28,600,100	28,600,100
Investments from Cash Collateral Received for Loaned
Securities (Cost $4,858,300) 0.2%
Money Market Funds 0.2%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	United States	4,858,300	4,858,300
Total Investments (Cost $2,215,142,580) 100.9%			3,452,855,086
Other Assets, less Liabilities (0.9)%			(31,043,763)
Net Assets 100.0%			$3,421,811,323

See Abbreviations on page 67.

aNon-income producing.
bA portion or all of the security purchased on a delayed delivery basis.
cA portion or all of the security is on loan at January 31, 2017.
dSee Note 7 regarding restricted securities.
eSee Note 10 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day yield at period end.

|20

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2017 (unaudited)
Franklin Natural Resources Fund
	Country	Shares	Value

Common Stocks 94.9%
Coal & Consumable Fuels 0.0%
[a,b] Energy Coal Resources, 144A.	United States	199,375	$—
Copper 4.6%
Antofagasta PLC	United Kingdom	804,500	8,449,030
First Quantum Minerals Ltd	Canada	274,000	3,453,410
[a] Freeport-McMoRan Inc	United States	440,300	7,330,995
[a] Imperial Metals Corp	Canada	388,300	2,027,988
[a] Lundin Mining Corp	Canada	595,000	3,637,634
Sandfire Resources NL.	Australia	1,412,167	7,046,168
			31,945,225
Diversified Metals & Mining 5.1%
BHP Billiton PLC, ADR	Australia	316,900	11,595,371
[a] Glencore PLC	Switzerland	1,785,700	7,331,950
Hudbay Minerals Inc	Canada	292,900	2,292,359
[a] Nautilus Minerals Inc	Canada	3,895,831	463,789
Rio Tinto PLC, ADR	United Kingdom	154,200	6,906,618
South32 Ltd	Australia	1,433,300	2,988,896
Teck Resources Ltd., B	Canada	134,600	3,303,084
			34,882,067
Fertilizers & Agricultural Chemicals 0.7%
The Mosaic Co	United States	165,900	5,204,283
Gold 6.6%
Agnico Eagle Mines Ltd	Canada	78,700	3,751,850
Alamos Gold Inc., A	Canada	470,100	3,523,945
[a] B2Gold Corp	Canada	2,131,100	6,465,319
Barrick Gold Corp	Canada	354,600	6,538,824
Goldcorp Inc	Canada	421,400	6,814,038
[a] Guyana Goldfields Inc	Canada	811,800	4,027,825
Newcrest Mining Ltd	Australia	201,900	3,296,260
OceanaGold Corp	Australia	1,014,010	3,520,219
Randgold Resources Ltd., ADR	United Kingdom	43,500	3,694,890
Tahoe Resources Inc	United States	381,900	3,481,684
			45,114,854
Integrated Oil & Gas 16.1%
BP PLC, ADR	United Kingdom	199,900	7,192,402
Chevron Corp	United States	122,200	13,606,970
Exxon Mobil Corp	United States	143,400	12,029,826
Occidental Petroleum Corp	United States	310,400	21,035,808
[a] Petroleo Brasileiro SA, ADR	Brazil	268,000	2,749,680
Royal Dutch Shell PLC, A	United Kingdom	149,247	4,031,188
Royal Dutch Shell PLC, A, ADR	United Kingdom	396,400	21,560,196
Suncor Energy Inc	Canada	333,900	10,350,387
Total SA, B, ADR	France	361,015	18,252,919
			110,809,376
Oil & Gas Drilling 2.0%
Ensco PLC, A	United States	317,319	3,465,123
[a] Pioneer Energy Services Corp	United States	851,743	5,365,981
[a] Rowan Cos. PLC	United States	265,900	4,764,928
			13,596,032

Quarterly Statement of Investments | See Notes to Statements of Investments. | 21

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Natural Resources Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Oil & Gas Equipment & Services 18.7%
Baker Hughes Inc	United States	156,900	$9,897,252
[a] Dril-Quip Inc	United States	80,200	4,988,440
Halliburton Co	United States	402,835	22,788,376
Hunting PLC	United Kingdom	253,600	1,771,853
[a] Keane Group Inc	United States	52,100	1,150,889
[a] Mammoth Energy Services Inc	United States	163,800	2,948,400
Oceaneering International Inc	United States	317,000	8,828,450
[a] Oil States International Inc	United States	152,900	6,039,550
[a] PHI Inc., non-voting	United States	117,900	1,868,715
RPC Inc	United States	164,600	3,542,192
Schlumberger Ltd	United States	415,147	34,751,955
[a] Superior Energy Services Inc	United States	653,500	11,547,345
[a] TechnipFMC PLC	United States	385,500	12,960,510
[a] Weatherford International PLC.	United States	1,099,000	5,725,790
			128,809,717
Oil & Gas Exploration & Production 33.1%
Aker BP ASA.	Norway	181,000	3,284,606
Anadarko Petroleum Corp	United States	370,800	25,781,724
Cabot Oil & Gas Corp., A	United States	821,800	17,652,264
[a] Cairn Energy PLC	United Kingdom	1,670,300	4,764,659
[a] Callon Petroleum Co	United States	198,700	3,036,136
Canadian Natural Resources Ltd	Canada	298,600	9,022,215
Cimarex Energy Co	United States	25,000	3,380,250
[a] Cobalt International Energy Inc	United States	693,200	679,891
[a] Concho Resources Inc	United States	74,000	10,318,560
ConocoPhillips	United States	262,300	12,789,748
[a] Diamondback Energy Inc	United States	38,200	4,017,494
EOG Resources Inc	United States	204,600	20,783,268
EQT Corp	United States	245,200	14,866,476
[a] Gran Tierra Energy Inc	Colombia	1,266,000	3,266,280
[a] Gulfport Energy Corp	United States	351,900	7,354,710
Hess Corp	United States	154,300	8,359,974
[a] Jagged Peak Energy Inc	United States	306,900	4,453,119
Marathon Oil Corp	United States	276,300	4,628,025
[a] Matador Resources Co	United States	315,246	8,300,427
Noble Energy Inc	United States	650,300	25,855,928
[a] Ophir Energy PLC	United Kingdom	1,750,000	2,057,993
Pioneer Natural Resources Co	United States	79,000	14,238,170
[a] Resolute Energy Corp	United States	68,600	3,154,914
[a] Rice Energy Inc	United States	144,200	2,859,486
SM Energy Co	United States	168,400	5,137,884
[a] Synergy Resources Corp	United States	938,600	8,081,346
			228,125,547
Oil & Gas Refining & Marketing 4.0%
HollyFrontier Corp	United States	187,400	5,428,978
Marathon Petroleum Corp	United States	125,400	6,025,470
Phillips 66	United States	82,100	6,701,002
Valero Energy Corp	United States	138,000	9,074,880
			27,230,330

|22

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Natural Resources Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Oil & Gas Storage & Transportation 3.7%
Kinder Morgan Inc	United States	704,400	$15,736,296
Spectra Energy Corp	United States	165,800	6,905,570
Targa Resources Corp	United States	47,700	2,748,474
			25,390,340
Steel 0.3%
United States Steel Corp	United States	62,100	2,031,291
Total Common Stocks (Cost $530,677,823)			653,139,062

Convertible Preferred Stocks 0.8%
Oil & Gas Exploration & Production 0.8%
Sanchez Energy Corp., 4.875%, cvt. pfd., A	United States	84,500	3,396,900
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	56,000	2,477,440
Total Convertible Preferred Stocks (Cost $6,412,173)			5,874,340
Preferred Stocks (Cost $2,376,164) 0.0%
Coal & Consumable Fuels 0.0%
[a,b] Energy Coal Resources, 144A, pfd	United States	29,847	—

		Principal
		Amount
Convertible Bonds (Cost $3,601,953) 0.2%
Oil & Gas Exploration & Production 0.2%
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	$4,787,000	1,244,620
Total Investments before Short Term Investments
(Cost $543,068,113)			660,258,022
		Shares
Short Term Investments (Cost $30,742,607) 4.5%
Money Market Funds 4.5%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	United States	30,742,607	30,742,607
Total Investments (Cost $573,810,720) 100.4%			691,000,629
Other Assets, less Liabilities (0.4)%			(2,963,826)
Net Assets 100.0%			$688,036,803

See Abbreviations on page 67.

aNon-income producing.
bSee Note 7 regarding restricted securities.
cSee Note 10 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|23

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2017 (unaudited)

Franklin Small Cap Growth Fund

	Shares	Value

Common Stocks 95.4%
Consumer Discretionary 15.8%
[a] At Home Group Inc	1,442,800	$21,988,272
[a] Boot Barn Holdings Inc	1,187,539	12,884,798
[a] Buffalo Wild Wings Inc	181,200	27,361,200
[a,b] Duluth Holdings Inc	564,842	12,776,726
[a] Five Below Inc	559,500	22,296,075
[a] Global Eagle Entertainment Inc	2,049,456	12,624,649
[a] Grand Canyon Education Inc	850,500	50,162,490
[a] The Habit Restaurants Inc., A	1,003,600	14,552,200
[a] IMAX Corp	983,600	32,065,360
KB Home	1,363,200	22,329,216
Lithia Motors Inc	316,200	32,606,544
[a] M/I Homes Inc	1,131,476	28,445,307
[a,b] Nord Anglia Education Inc. (Hong Kong)	874,936	19,126,101
[a] Shutterfly Inc	461,300	23,678,529
[a,c] Sportsman’s Warehouse Holdings Inc	3,358,800	24,989,472
[a] Tenneco Inc	210,600	14,204,970
[a] Tile Shop Holdings Inc	1,623,700	31,012,670
Wingstop Inc	982,529	27,972,601
[a] Zoe’s Kitchen Inc	735,200	16,049,416
		447,126,596
Consumer Staples 2.7%
[a] Smart & Final Stores Inc	2,439,100	35,001,085
[a] TreeHouse Foods Inc	552,400	41,916,112
		76,917,197
Energy 3.6%
[a] Matador Resources Co	1,410,939	37,150,024
[a] Resolute Energy Corp	444,500	20,442,555
[a] Superior Energy Services Inc	1,302,200	23,009,874
[a] Synergy Resources Corp	2,325,800	20,025,138
		100,627,591
Financials 5.9%
Chemical Financial Corp	499,323	24,681,536
Evercore Partners Inc	315,400	24,427,730
Houlihan Lokey Inc	607,400	18,890,140
Pinnacle Financial Partners Inc	546,704	36,547,162
[a] PRA Group Inc	712,700	28,365,460
[a] Western Alliance Bancorp	706,000	34,862,280
		167,774,308
Health Care 18.4%
[a] Aclaris Therapeutics Inc	508,216	13,482,970
[a,b] Adeptus Health Inc., A	1,000,600	7,174,302
[a] American Renal Associates Holdings Inc	584,800	11,239,856
[a,c] Aratana Therapeutics Inc	2,697,019	21,549,182
[a] Array BioPharma Inc	2,007,400	21,820,438
[a] AveXis Inc	310,293	17,308,144
[a] Celldex Therapeutics Inc	1,719,100	5,604,266
[a,b] Collegium Pharmaceutical Inc	899,800	15,134,636
[a,b] ConforMIS Inc	911,600	7,566,280
[a,b] Corium International Inc	760,450	2,897,315
[a] DexCom Inc	330,900	26,190,735

Quarterly Statement of Investments | See Notes to Statements of Investments. | 24

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care (continued)
[a] Edge Therapeutics Inc	636,900	$6,133,347
[a] Foamix Pharmaceuticals Ltd. (Israel)	457,580	4,603,255
[a] Halozyme Therapeutics Inc	293,200	3,386,460
[a] HealthEquity Inc	570,716	26,395,615
[a,b] Heron Therapeutics Inc	1,185,993	15,417,909
[a] Impax Laboratories Inc	1,272,100	16,728,115
[a] Integer Holdings Corp	1,098,200	35,581,680
[a] iRhythm Technologies Inc	704,597	22,991,000
[a] Karyopharm Therapeutics Inc	1,373,386	14,214,545
[a] Lion Biotechnologies Inc	1,422,800	10,315,300
[a] Loxo Oncology Inc	154,958	6,079,002
[a] Neogen Corp	452,500	29,883,100
[a,b,d] Neos Therapeutics Inc	479,738	2,806,467
[a] Nevro Corp	529,700	46,094,494
[a] PAREXEL International Corp	207,100	14,681,319
[a,c] Pfenex Inc	1,175,631	9,381,535
[a] Revance Therapeutics Inc	1,148,500	22,970,000
[a] Sage Therapeutics Inc	406,600	19,508,668
[a] The Spectranetics Corp	1,866,900	48,259,365
[a,b] TherapeuticsMD Inc	2,746,300	15,956,003
		521,355,303
Industrials 17.4%
[a] The Advisory Board Co	196,200	8,927,100
Allegiant Travel Co	240,848	41,425,856
Altra Industrial Motion Corp	760,200	28,355,460
[a] Astronics Corp	1,137,399	37,318,061
[a] Beacon Roofing Supply Inc	706,800	30,936,636
Cubic Corp	492,400	23,413,620
[a] DigitalGlobe Inc	748,900	21,006,645
[a] Echo Global Logistics Inc	357,525	8,491,219
Interface Inc	952,400	17,333,680
Kennametal Inc	832,000	29,735,680
[a,c] The KEYW Holding Corp	2,823,782	28,266,058
[a] Mercury Systems Inc	1,089,500	36,737,940
Mobile Mini Inc	1,083,400	35,264,670
[a] Spirit Airlines Inc	609,600	32,942,784
Steelcase Inc., A	1,355,323	22,769,426
[a] Univar Inc	1,317,832	39,297,750
US Ecology Inc	959,690	49,184,113
		491,406,698
Information Technology 28.2%
[a,c] 2U Inc	2,814,352	95,800,542
[a] Alarm.com Holdings Inc	1,526,324	41,348,117
[a] Bazaarvoice Inc	3,709,350	17,433,945
[a] Bottomline Technologies (de) Inc	1,384,804	35,617,159
[a] BroadSoft Inc	846,974	35,572,908
[a] Callidus Software Inc	2,359,200	43,527,240
[a] Cavium Inc	655,700	43,413,897
Cognex Corp	225,600	15,241,536
[a] Envestnet Inc	1,043,522	39,445,132
[a] FARO Technologies Inc	277,400	10,291,540
[a] Guidewire Software Inc	585,900	30,660,147

|25

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[a] Hubspot Inc	581,729	$29,842,698
[a] Integrated Device Technology Inc	1,681,400	42,354,466
[a] Ixia	345,700	6,723,865
[a,c] Lattice Semiconductor Corp	6,178,700	44,424,853
[a] MACOM Technology Solutions Holdings Inc	817,100	38,853,105
[a] Nanometrics Inc	786,400	20,218,344
[a] Paylocity Holding Corp	1,283,132	39,597,453
[a] Proofpoint Inc	454,100	36,400,656
[a] Pure Storage Inc., A	2,627,900	29,879,223
[a] Q2 Holdings Inc	566,900	17,999,075
[a] Quantenna Communications Inc	299,462	5,632,880
[a] Shoretel Inc	1,261,800	8,769,510
[a] ViaSat Inc	293,383	19,043,491
[a] Zendesk Inc	2,112,714	50,557,246
		798,649,028
Materials 2.2%
H.B. Fuller Co	430,100	21,234,037
[a] Ingevity Corp	727,500	40,441,725
		61,675,762
Real Estate 1.2%
Coresite Realty Corp	397,300	34,219,449
Total Common Stocks (Cost $2,219,650,147)		2,699,751,932

Preferred Stocks 1.3%
Consumer Discretionary 0.9%
[a,e] DraftKings Inc., pfd., D	825,201	3,908,115
[a,e] DraftKings Inc., pfd., D-1	2,029,318	13,407,931
[a,e] Proterra Inc., pfd., 5, 144A	1,787,047	8,999,998
		26,316,044
Information Technology 0.4%
[a,e] Smule Inc., pfd., G, 144A	1,542,673	11,099,995
Total Preferred Stocks (Cost $40,099,989)		37,416,039

	Principal
	Amount

Convertible Bonds (Cost $6,200,000) 0.3%
Consumer Discretionary 0.3%
[e] DraftKings Inc., cvt., E, 5.00%, 12/23/17	$6,200,000	8,592,742
Total Investments before Short Term Investments (Cost $2,265,950,136)		2,745,760,713

	Shares

Short Term Investments 5.3%
Money Market Funds (Cost $89,410,101) 3.2%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	89,410,101	89,410,101

|26

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value
Investments from Cash Collateral Received for Loaned Securities
(Cost $60,385,225) 2.1%
Money Market Funds 2.1%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	60,385,225	$60,385,225
Total Investments (Cost $2,415,745,462) 102.3%		2,895,556,039
Other Assets, less Liabilities (2.3)%		(65,772,722)
Net Assets 100.0%		$2,829,783,317

aNon-income producing.
bA portion or all of the security is on loan at January 31, 2017.
cSee Note 9 regarding holdings of 5% voting securities.
dAt January 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
eSee Note 7 regarding restricted securities.
fSee Note 10 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day yield at period end.

|27

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2017 (unaudited)
Franklin Small-Mid Cap Growth Fund
	Shares	Value

Common Stocks 95.6%
Consumer Discretionary 18.8%
Advance Auto Parts Inc	150,400	$24,701,696
[a] Buffalo Wild Wings Inc	202,900	30,637,900
Delphi Automotive PLC (United Kingdom)	525,200	36,795,512
Dick’s Sporting Goods Inc	692,600	35,738,160
[a] Dollar Tree Inc	506,600	39,104,454
Dominos Pizza Inc	83,500	14,574,090
Expedia Inc	156,000	18,968,040
[a] Global Eagle Entertainment Inc	1,737,084	10,700,438
[a] Grand Canyon Education Inc	674,600	39,787,908
Hanesbrands Inc	1,634,000	38,742,140
[a] IMAX Corp	956,200	31,172,120
L Brands Inc	470,200	28,310,742
[a] Liberty Broadband Corp., C	411,400	35,108,876
Marriott International Inc., A	391,800	33,146,280
Newell Brands Inc	777,776	36,812,138
[a] Norwegian Cruise Line Holdings Ltd	880,100	41,364,700
[a] NVR Inc	18,100	33,629,800
[a] O’Reilly Automotive Inc	139,300	36,534,211
Ross Stores Inc	589,300	38,958,623
Tractor Supply Co	481,400	35,464,738
[a,b] Zoe’s Kitchen Inc	567,500	12,388,525
		652,641,091
Consumer Staples 4.7%
Church & Dwight Co. Inc	195,000	8,817,900
Molson Coors Brewing Co., B	236,000	22,778,720
[a] Monster Beverage Corp	538,900	22,957,140
Pinnacle Foods Inc	780,000	41,488,200
[a] Post Holdings Inc	441,400	36,936,352
[a] TreeHouse Foods Inc	376,500	28,568,820
		161,547,132
Energy 2.8%
Cabot Oil & Gas Corp., A	1,189,510	25,550,675
[a] Jagged Peak Energy Inc	1,475,200	21,405,152
Noble Energy Inc	641,400	25,502,064
[a] Superior Energy Services Inc	1,417,500	25,047,225
		97,505,116
Financials 9.5%
[a] Affiliated Managers Group Inc	328,800	50,095,968
Arthur J. Gallagher & Co	751,000	40,426,330
Lazard Ltd., A	866,200	36,796,176
MarketAxess Holdings Inc	144,200	27,001,450
Moody’s Corp	285,000	29,545,950
[a] Signature Bank	370,200	58,313,904
[a] SVB Financial Group	195,100	33,602,073
Willis Towers Watson PLC	412,900	51,666,177
		327,448,028
Health Care 15.7%
[a] Acadia Pharmaceuticals Inc	322,349	11,150,052
[a] BioMarin Pharmaceutical Inc	156,066	13,676,064
[a] Celldex Therapeutics Inc	670,378	2,185,432

Quarterly Statement of Investments | See Notes to Statements of Investments. | 28

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care (continued)
[a] Cerner Corp	348,502	$18,718,042
The Cooper Cos. Inc	170,600	31,494,466
CR Bard Inc	90,000	21,359,700
[a] DaVita Inc	459,900	29,318,625
[a] DexCom Inc	295,314	23,374,103
[a] Edwards Lifesciences Corp	464,600	44,713,104
[a,b] Heron Therapeutics Inc	492,411	6,401,343
[a] Hologic Inc	904,400	36,655,332
[a] Illumina Inc	97,400	15,593,740
[a] Incyte Corp	230,614	27,952,723
[a] Insulet Corp	284,217	11,823,427
[a] Intuitive Surgical Inc	29,600	20,503,624
[a] iRhythm Technologies Inc	166,450	5,431,264
[a] Jazz Pharmaceuticals PLC	75,000	9,144,000
[a] Mallinckrodt PLC	389,680	18,989,106
[a] Mednax Inc	128,500	8,782,975
[a] Mettler-Toledo International Inc	88,000	37,543,440
[a] Neurocrine Biosciences Inc	199,842	8,575,220
[a] Nevro Corp	280,100	24,374,302
[a] Patheon NV	328,200	9,416,058
[a] Penumbra Inc	168,647	12,066,693
[a] Pfenex Inc	763,369	6,091,685
[a] Quintiles IMS Holdings Inc	363,100	28,499,719
[a,b] Revance Therapeutics Inc	535,395	10,707,900
[a] Tesaro Inc	180,545	29,399,948
[a] Waters Corp	135,000	19,122,750
		543,064,837
Industrials 14.9%
Acuity Brands Inc	137,000	28,390,510
Allegiant Travel Co	107,109	18,422,748
[a] DigitalGlobe Inc	696,300	19,531,215
Dun & Bradstreet Corp	310,100	38,024,462
[a] Genesee & Wyoming Inc	680,200	51,259,872
[a] HD Supply Holdings Inc	798,068	33,758,276
Hexcel Corp	756,709	38,857,007
[a] IHS Markit Ltd	1,339,415	52,839,922
J.B. Hunt Transport Services Inc	285,700	28,307,156
Robert Half International Inc	970,800	45,685,848
Rockwell Automation Inc	82,400	12,194,376
Roper Technologies Inc	360,530	69,167,681
Stanley Black & Decker Inc	205,000	25,420,000
Textron Inc	443,800	21,022,806
[a] Univar Inc	340,000	10,138,800
[a] Verisk Analytics Inc	292,800	24,196,992
		517,217,671
Information Technology 22.2%
[a] 2U Inc	1,036,800	35,292,672
[a] Alarm.com Holdings Inc	264,600	7,168,014
Alliance Data Systems Corp	79,600	18,179,048
Analog Devices Inc	358,500	26,865,990
[a] ANSYS Inc	252,100	23,510,846
[a] Atlassian Corp. PLC (Australia)	625,000	17,268,750

|29

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[a] Autodesk Inc	85,000	$6,913,900
[a] Bottomline Technologies (de) Inc	790,600	20,334,232
[a] Cavium Inc	152,500	10,097,025
Cognex Corp	511,800	34,577,208
[a] CoStar Group Inc	242,600	49,029,460
CSRA Inc	1,346,547	41,769,888
[a] Electronic Arts Inc	243,100	20,281,833
Fidelity National Information Services Inc	500,900	39,781,478
[a] FleetCor Technologies Inc	243,800	35,958,062
[a] GoDaddy Inc., A	981,800	35,079,714
[a] Integrated Device Technology Inc	607,000	15,290,330
KLA-Tencor Corp	295,000	25,107,450
Lam Research Corp	261,000	29,978,460
Microchip Technology Inc	439,800	29,620,530
Monolithic Power Systems	60,000	5,234,400
NVIDIA Corp	150,000	16,377,000
[a] Palo Alto Networks Inc	270,000	39,841,200
[a] Proofpoint Inc	245,200	19,655,232
[a] Q2 Holdings Inc	181,700	5,768,975
[a] Quantenna Communications Inc	34,000	639,540
[a] ServiceNow Inc	479,600	43,461,352
Skyworks Solutions Inc	68,000	6,238,320
[a] Square Inc., A	488,400	7,140,408
[a] Vantiv Inc., A	818,700	50,955,888
[a] ViaSat Inc	348,050	22,591,925
[a] Workday Inc., A	248,600	20,656,174
[a] Zendesk Inc	401,500	9,607,895
		770,273,199
Materials 4.0%
[a] Axalta Coating Systems Ltd	1,689,603	48,998,487
[a] Ingevity Corp	323,700	17,994,483
International Flavors & Fragrances Inc	160,000	18,753,600
Martin Marietta Materials Inc	223,300	51,269,680
		137,016,250
Real Estate 2.2%
[a] CBRE Group Inc	425,000	12,903,000
Equinix Inc	164,178	63,205,246
		76,108,246
Telecommunication Services 0.8%
[a] SBA Communications Corp	276,200	29,072,812
Total Common Stocks (Cost $2,479,312,358)		3,311,894,382

Preferred Stocks 0.6%
Consumer Discretionary 0.6%
[a,c] DraftKings Inc., pfd., D	660,161	3,126,493
[a,c] DraftKings Inc., pfd., D-1	1,623,455	10,726,349
[a,c] Proterra Inc., pfd., 5, 144A	1,416,913	7,135,914
Total Preferred Stocks (Cost $23,135,917)		20,988,756

|30

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Principal
	Amount	Value
Convertible Bonds (Cost $5,000,000) 0.2%
Consumer Discretionary 0.2%
[c] DraftKings Inc., cvt., E, 5.00%, 12/23/17	$5,000,000	$6,929,631
Total Investments before Short Term Investments (Cost $2,507,448,275)		3,339,812,769

	Shares
Short Term Investments 4.1%
Money Market Funds (Cost $134,905,211) 3.9%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	134,905,211	134,905,211
Investments from Cash Collateral Received for Loaned Securities
(Cost $5,989,100) 0.2%
Money Market Funds 0.2%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	5,989,100	5,989,100
Total Investments (Cost $2,648,342,586) 100.5%		3,480,707,080
Other Assets, less Liabilities (0.5)%		(18,220,865)
Net Assets 100.0%		$3,462,486,215

aNon-income producing.
bA portion or all of the security is on loan at January 31, 2017.
cSee Note 7 regarding restricted securities.
dSee Note 10 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day yield at period end.

|31

FRANKLIN STRATEGIC SERIES

Consolidated Statement of Investments, January 31, 2017 (unaudited)
Franklin Strategic Income Fund
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 1.0%
Consumer Services 0.4%
[a,b,c] Turtle Bay Resort	United States	5,579,939	$26,155,966
Energy 0.5%
[a] Energy XXI Gulf Coast Inc	United States	244,178	6,898,029
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	47,227	278,639
[a,d] Halcon Resources Corp	United States	955,276	7,789,370
[a] Halcon Resources Corp., wts., 9/09/20	United States	75,770	168,967
[a] Midstates Petroleum Co. Inc	United States	6,826	137,680
[a,e] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	48,362	—
[a] Penn Virginia Corp	United States	82,902	4,121,888
[a,f] Penn Virginia Corp., 144A	United States	103,574	5,149,699
[a] W&T Offshore Inc	United States	1,535,700	4,453,530
[a,d] Warrior Met Coal LLC, A	United States	15,189	4,556,700
			33,554,502
Materials 0.0%†
[a] Verso Corp., A	United States	38,905	314,742
[a] Verso Corp., wts., 7/25/23	United States	4,095	—
			314,742
Transportation 0.0%†
[a,e] CEVA Holdings LLC	United States	1,570	196,246
Utilities 0.1%
Vistra Energy Corp	United States	513,780	8,328,358
Total Common Stocks and Other Equity Interests
(Cost $156,969,394)			68,549,814

Management Investment Companies 8.1%
Diversified Financials 8.1%
[g] Franklin Lower Tier Floating Rate Fund	United States	31,643,119	333,518,471
[g] Franklin Middle Tier Floating Rate Fund.	United States	23,543,826	238,969,841
Total Management Investment Companies
(Cost $550,880,121)			572,488,312

Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a,e] CEVA Holdings LLC, cvt. pfd., A-1	United States	62	18,600
[a,e] CEVA Holdings LLC, cvt. pfd., A-2	United States	3,399	679,712
Total Convertible Preferred Stocks
(Cost $5,149,790)			698,312

		Principal
		Amount*

Corporate Bonds 44.7%
Automobiles & Components 1.1%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	35,000,000	35,857,150
Ford Motor Credit Co. LLC, senior note, 3.096%, 5/04/23	United States	25,400,000	24,629,847
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	9,400,000	9,494,000
senior note, 5.125%, 11/15/23	United States	5,400,000	5,568,750
			75,549,747

Quarterly Statement of Investments | See Notes to Statements of Investments. | 32

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Banks 4.6%
Bank of America Corp.,
senior note, 6.40%, 8/28/17	United States	10,000,000		$10,276,870
senior note, 7.75%, 4/30/18	United States	3,700,000	GBP	5,047,655
senior note, 5.65%, 5/01/18	United States	5,000,000		5,228,455
senior note, 3.50%, 4/19/26	United States	54,000,000		53,177,526
CIT Group Inc.,
senior note, 5.375%, 5/15/20.	United States	6,900,000		7,357,125
senior note, 5.00%, 8/15/22	United States	18,000,000		18,900,000
Citigroup Inc.,
senior note, 3.875%, 10/25/23	United States	20,000,000		20,653,240
senior note, 3.30%, 4/27/25	United States	2,500,000		2,446,080
senior note, 3.40%, 5/01/26	United States	31,300,000		30,268,602
sub. bond, 5.50%, 9/13/25	United States	10,000,000		10,925,440
sub. note, 4.05%, 7/30/22	United States	5,000,000		5,207,590
JPMorgan Chase & Co.,
[h] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual .	United States	10,000,000		10,300,000
[h] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter,
Perpetual	United States	5,000,000		5,162,700
senior bond, 3.30%, 4/01/26	United States	10,000,000		9,789,940
senior bond, 3.20%, 6/15/26	United States	15,000,000		14,528,055
senior note, 4.25%, 10/15/20.	United States	10,000,000		10,612,690
senior note, 3.25%, 9/23/22	United States	5,000,000		5,064,110
sub. note, 3.375%, 5/01/23	United States	10,000,000		10,009,870
sub. note, 3.875%, 9/10/24	United States	10,000,000		10,099,710
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	2,600,000		2,598,687
Wells Fargo & Co.,
[h] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual .	United States	21,000,000		21,618,450
senior note, 2.60%, 7/22/20	United States	10,000,000		10,065,720
senior note, 3.00%, 4/22/26	United States	44,000,000		41,954,220
				321,292,735
Capital Goods 0.8%
[f] Cortes NP Acquisition Corp., senior note, 144A, 9.25%, 10/15/24	United States	16,900,000		17,945,603
Meritor Inc., senior note, 6.75%, 6/15/21	United States	4,000,000		4,160,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	11,400,000		11,571,000
[f] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	4,600,000		4,703,730
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24.	United States	4,000,000		4,025,000
senior sub. bond, 6.50%, 5/15/25.	United States	2,500,000		2,521,875
[f] senior sub. bond, 144A, 6.375%, 6/15/26	United States	10,000,000		9,900,000
senior sub. note, 6.00%, 7/15/22	United States	4,000,000		4,040,000
				58,867,208
Commercial & Professional Services 0.3%
United Rentals North America Inc., senior bond, 5.875%, 9/15/26.	United States	20,500,000		21,396,875
Consumer Durables & Apparel 0.8%
[f] Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	15,100,000		14,949,000
KB Home,
senior bond, 7.50%, 9/15/22	United States	5,000,000		5,437,500
senior note, 7.00%, 12/15/21.	United States	10,000,000		10,812,500
PulteGroup Inc., senior bond, 5.00%, 1/15/27.	United States	24,600,000		24,261,750
				55,460,750

|33

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Consumer Services 2.0%
[f] 1011778 BC ULC/New Red Finance Inc., secured note, second lien,
144A, 6.00%, 4/01/22	Canada	20,000,000		$20,875,400
GLP Capital LP/GLP Financing II Inc., senior note, 5.375%, 4/15/26	United States	6,100,000		6,366,875
[f] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	13,200,000		14,305,500
senior secured note, 144A, 6.25%, 2/15/22	United States	20,500,000		21,920,650
[f] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	8,900,000		9,059,399
senior note, 144A, 5.25%, 6/01/26	United States	9,100,000		9,228,856
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	30,000,000		30,162,360
[f] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond,
144A, 5.50%, 3/01/25	United States	13,700,000		13,768,500
[f] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	12,700,000		12,985,750
				138,673,290
Diversified Financials 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
senior note, 4.625%, 10/30/20	Netherlands	5,800,000		6,096,757
senior note, 5.00%, 10/01/21.	Netherlands	10,600,000		11,274,849
senior note, 4.625%, 7/01/22.	Netherlands	9,100,000		9,526,836
Capital One Financial Corp., senior note, 3.20%, 2/05/25.	United States	20,000,000		19,423,420
The Goldman Sachs Group Inc.,
senior note, 3.50%, 1/23/25	United States	33,800,000		33,481,367
senior note, 3.75%, 2/25/26	United States	15,000,000		15,011,760
[f] Lincoln Finance Ltd., senior secured note, 144A, 6.875%, 4/15/21	Netherlands	8,400,000	EUR	9,807,051
Morgan Stanley,
senior note, 3.875%, 1/27/26.	United States	43,100,000		43,446,826
sub. bond, 3.95%, 4/23/27	United States	10,000,000		9,793,470
Navient Corp.,
senior note, 5.875%, 3/25/21.	United States	5,000,000		5,037,500
senior note, 6.625%, 7/26/21.	United States	8,000,000		8,160,000
senior note, 6.125%, 3/25/24.	United States	10,000,000		9,550,000
[f,i] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22	Ireland	7,200,000		7,389,000
senior note, 144A, 5.50%, 2/15/24	Ireland	7,400,000		7,603,500
[f] Transurban Finance Co. Pty. Ltd., 144A, 3.375%, 3/22/27	Australia	11,400,000		10,830,809
				206,433,145
Energy 4.7%
Access Midstream Partner LP/ACMP Finance Corp., senior note,
6.125%, 7/15/22	United States	7,300,000		7,537,389
[c,j] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond,
7.875%, 4/15/22	United States	12,500,000		9,125,000
[f] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22.	United States	7,852,000		7,007,910
[f] Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 144A, 11.50%, 1/15/21	United States	8,900,000		10,346,250
[j] CGG SA,
senior note, 6.50%, 6/01/21	France	8,600,000		3,870,000
senior note, 6.875%, 1/15/22.	France	6,100,000		2,745,000
[j] Chaparral Energy Inc.,
senior bond, 8.25%, 9/01/21	United States	8,000,000		8,040,000
senior bond, 7.625%, 11/15/22	United States	1,400,000		1,400,000
senior note, 9.875%, 10/01/20	United States	5,000,000		5,025,000

|34

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[c,j] CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	21,711,600	$13,897,595
[f] Cheniere Corpus Christi Holdings LLC,
senior secured note, 144A, 7.00%, 6/30/24	United States	8,800,000	9,867,000
senior secured note, first lien, 144A, 5.875%, 3/31/25	United States	8,200,000	8,702,250
CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	20,000,000	19,450,000
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	11,000,000	12,347,500
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	10,000,000	10,801,730
[f,k] EnQuest PLC, 144A, PIK, 7.00%, 4/15/22	United Kingdom	11,673,536	9,046,431
[f] Gaz Capital SA (OJSC Gazprom), loan participation, senior note,
144A, 3.85%, 2/06/20	Russia	20,000,000	20,456,000
[f] Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%,
1/15/18	United States	17,000,000	17,662,847
Kinder Morgan Inc.,
senior note, 7.00%, 6/15/17	United States	3,500,000	3,568,813
senior note, 6.50%, 9/15/20	United States	9,000,000	10,092,771
[f,j] Linn Energy LLC/Finance Corp., senior secured note, second lien,
144A, 12.00%, 12/15/20.	United States	6,700,000	6,934,500
[f] LUKOIL International Finance BV, senior note, 144A, 4.563%,
4/24/23	Russia	12,500,000	12,635,125
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
senior note, 7.25%, 2/15/21	United States	20,000,000	20,300,000
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior bond, 5.50%, 4/15/23	United States	5,000,000	5,227,200
senior note, 5.875%, 3/01/22.	United States	1,300,000	1,443,240
senior note, 5.00%, 10/01/22.	United States	10,000,000	10,770,870
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	20,000,000	21,750,000
first lien, 5.625%, 4/15/23	United States	6,200,000	6,758,000
senior secured note, first lien, 5.625%, 3/01/25	United States	5,000,000	5,450,000
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	6,000,000	5,790,000
[f,k] W&T Offshore Inc.,
second lien, 144A, PIK, 10.75%, 5/15/20	United States	5,050,512	4,123,595
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	4,519,777	3,168,555
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21	United States	9,000,000	9,326,250
senior note, 8.25%, 6/15/23	United States	10,500,000	10,736,250
[f] Woodside Finance Ltd., senior note, 144A, 3.70%, 9/15/26	Australia	12,500,000	12,206,437
			327,609,508
Food & Staples Retailing 0.6%
Kroger Co., senior bond, 2.65%, 10/15/26	United States	15,300,000	14,153,189
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	30,000,000	30,385,890
			44,539,079
Food, Beverage & Tobacco 1.7%
Anheuser-Busch InBev Finance Inc., senior note, 3.30%, 2/01/23	Belgium	15,700,000	15,977,937
[f] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23	United Kingdom	25,400,000	25,608,851
[f] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	6,800,000	7,072,000
senior note, 144A, 8.25%, 2/01/20	United States	11,000,000	11,330,000
senior note, 144A, 5.75%, 6/15/25	United States	5,000,000	5,137,500
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	25,400,000	23,782,757
[f] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	6,500,000	6,532,500
senior note, 144A, 4.875%, 11/01/26	United States	6,500,000	6,524,375

|35

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food, Beverage & Tobacco (continued)
[f] Post Holdings Inc.,
senior note, 144A, 6.00%, 12/15/22	United States	10,000,000	$10,537,500
senior note, 144A, 7.75%, 3/15/24	United States	9,000,000	10,006,920
			122,510,340
Health Care Equipment & Services 1.5%
Centene Corp., senior note, 4.75%, 5/15/22	United States	12,000,000	12,240,000
CHS/Community Health Systems Inc.,
senior note, 7.125%, 7/15/20.	United States	2,000,000	1,655,000
senior note, 6.875%, 2/01/22.	United States	8,300,000	6,100,500
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	10,000,000	9,925,000
senior bond, 5.00%, 5/01/25	United States	9,300,000	9,108,141
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	15,000,000	16,050,000
senior bond, 5.875%, 2/15/26	United States	3,000,000	3,127,500
senior secured bond, first lien, 5.875%, 3/15/22	United States	5,000,000	5,443,750
senior secured bond, first lien, 5.25%, 4/15/25	United States	10,000,000	10,550,000
[f] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	11,100,000	11,807,625
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	4,800,000	4,837,786
Tenet Healthcare Corp.,
senior note, 5.50%, 3/01/19	United States	7,000,000	6,995,590
senior note, 8.125%, 4/01/22.	United States	5,000,000	5,075,000
senior note, 6.75%, 6/15/23	United States	2,700,000	2,558,250
			105,474,142
Household & Personal Products 0.3%
The Procter & Gamble Co., senior note, 2.45%, 11/03/26	United States	19,000,000	18,142,340
Insurance 1.0%
MetLife Inc.,
senior note, 3.60%, 4/10/24	United States	24,200,000	24,852,989
senior note, 3.00%, 3/01/25	United States	2,400,000	2,352,619
[f] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN
thereafter, 10/16/44	Japan	35,000,000	36,279,075
Prudential Financial Inc., 3.50%, 5/15/24	United States	9,900,000	10,095,525
			73,580,208
Materials 5.0%
ArcelorMittal,
senior note, 6.50%, 3/01/21	France	17,600,000	19,247,624
senior note, 6.125%, 6/01/25.	France	2,700,000	2,983,500
[f,k] ARD Finance SA, senior secured note, 144A, PIK, 7.125%, 9/15/23	Luxembourg	1,300,000	1,327,625
[f] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.75%, 1/31/21	Luxembourg	2,400,000	2,496,000
senior note, 144A, 6.00%, 6/30/21	Luxembourg	5,100,000	5,265,750
senior note, 144A, 6.00%, 2/15/25	Luxembourg	8,700,000	8,689,125
[l] senior secured note, 144A, FRN, 3.963%, 12/15/19	Luxembourg	8,700,000	8,863,125
[f] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	15,000,000	15,693,750
[f] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%,
4/01/24	Mexico	5,800,000	5,973,072
[f] Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	15,000,000	15,187,500
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	4,000,000	4,132,260

|36

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Materials (continued)
[f] Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	11,900,000	EUR	$13,736,101
The Chemours Co., senior note, 6.625%, 5/15/23	United States	21,000,000		20,947,500
[f] First Quantum Minerals Ltd.,
senior note, 144A, 6.75%, 2/15/20	Canada	7,500,000		7,729,725
senior note, 144A, 7.00%, 2/15/21	Canada	10,000,000		10,275,000
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	26,000,000		24,505,000
[f] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21 .	Switzerland	13,300,000		14,321,161
[f] Glencore Funding LLC,
senior note, 144A, 4.125%, 5/30/23	Switzerland	5,000,000		5,132,605
senior note, 144A, 4.625%, 4/29/24	Switzerland	2,500,000		2,593,187
[f] INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	30,000,000		30,304,145
LYB International Finance BV, senior note, 4.00%, 7/15/23.	United States	25,400,000		26,688,288
[f] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	12,400,000		12,663,500
[f] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	7,800,000		8,092,500
senior note, 144A, 5.875%, 8/15/23	United States	12,500,000		13,179,687
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA,
first lien, 5.75%, 10/15/20	United States	6,600,000		6,803,478
[f] first lien, 144A, 5.125%, 7/15/23	United States	5,900,000		6,054,875
senior note, 8.25%, 2/15/21	United States	3,467,934		3,570,639
[f] senior note, 144A, 7.00%, 7/15/24	United States	2,600,000		2,775,175
[f,l] senior secured note, first lien, 144A, FRN, 4.523%, 7/15/21	United States	6,500,000		6,703,125
[f] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24.	United States	11,300,000		11,752,000
senior bond, 144A, 5.50%, 9/15/25	United States	2,600,000		2,749,500
senior note, 144A, 4.875%, 12/01/22	United States	11,300,000		11,695,500
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	9,700,000		10,318,375
senior note, 5.125%, 10/01/21	United States	9,200,000		9,568,000
				352,018,397
Media 5.0%
21st Century Fox America Inc., senior note, 3.00%, 9/15/22	United States	6,100,000		6,115,463
[f] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%,
5/15/26	United States	22,000,000		22,605,000
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	12,500,000		12,796,875
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	15,000,000		15,565,800
[f] senior bond, 144A, 5.375%, 5/01/25	United States	13,000,000		13,568,750
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22.	United States	3,000,000		3,042,000
senior note, 6.50%, 11/15/22.	United States	5,000,000		5,245,000
senior sub. note, 7.625%, 3/15/20	United States	900,000		879,750
senior sub. note, 7.625%, 3/15/20	United States	6,400,000		6,440,000
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	22,000,000		23,947,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	10,000,000		9,873,900
senior note, 6.75%, 6/01/21	United States	4,000,000		4,310,000
senior note, 5.875%, 7/15/22.	United States	3,000,000		3,126,000
senior note, 5.875%, 11/15/24	United States	5,000,000		5,075,000
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	12,000,000		12,735,000
[f] senior bond, 144A, 5.50%, 9/15/24	United States	2,800,000		2,844,800
senior note, 5.125%, 7/15/20.	United States	9,800,000		10,155,250

|37

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Media (continued)
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	23,800,000		$17,879,750
senior secured note, first lien, 9.00%, 9/15/22	United States	8,100,000		6,105,375
[f] Nextstar Escrow Corp., senior note, 144A, 5.625%, 8/01/24	United States	21,300,000		21,326,625
[f] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	14,600,000		15,576,448
senior bond, 144A, 5.375%, 4/15/25	United States	10,000,000		10,237,500
Time Warner Cable LLC, senior note, 4.00%, 9/01/21	United States	15,600,000		16,116,922
Time Warner Inc., senior bond, 2.95%, 7/15/26	United States	25,400,000		23,399,115
[f] Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
senior secured bond, first lien, 144A, 5.75%, 1/15/23	Germany	2,997,000	EUR	3,472,489
senior secured note, first lien, 144A, 5.625%, 4/15/23	Germany	1,520,000	EUR	1,765,315
[f] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	18,000,000		18,742,500
[f] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 2/15/25	United States	25,000,000		23,928,750
[f] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	United Kingdom	9,600,000	GBP	12,910,853
[f] Virgin Media Secured Finance PLC, senior secured bond, first lien,
144A, 5.50%, 1/15/25	United Kingdom	14,000,000		14,437,500
[f] Ziggo Secured Finance BV, senior secured bond, 144A, 4.25%,
1/15/27	Netherlands	8,600,000	EUR	9,472,628
				353,697,358
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25.	United States	25,000,000		24,993,800
Baxalta Inc., senior note, 4.00%, 6/23/25	United States	30,000,000		30,155,220
Biogen Inc., senior note, 3.625%, 9/15/22	United States	14,900,000		15,370,125
[f] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	11,900,000		9,817,500
senior note, 144A, 6.00%, 7/15/23	United States	5,000,000		4,287,500
[f] Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
senior note, 144A, 6.375%, 8/01/23	United States	12,900,000		13,706,250
[f] Valeant Pharmaceuticals International, senior note, 144A, 6.375%,
10/15/20.	United States	9,000,000		7,953,750
[f] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	3,100,000		2,332,750
senior note, 144A, 5.50%, 3/01/23	United States	8,000,000		6,100,000
				114,716,895
Real Estate 0.8%
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	28,900,000		27,472,022
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	25,000,000		26,283,250
MPT Operating Partnership LP/MPT Finance Corp., senior bond,
5.25%, 8/01/26	United States	4,200,000		4,137,000
				57,892,272
Retailing 1.0%
[f,j] Edcon Ltd., secured note, 144A, 9.50%, 3/01/18.	South Africa	15,325,000	EUR	1,943,662
Home Depot Inc., senior note, 2.125%, 9/15/26	United States	15,000,000		13,793,220
Netflix Inc.,
senior bond, 5.875%, 2/15/25	United States	10,000,000		10,875,000
[f] senior bond, 144A, 4.375%, 11/15/26.	United States	11,800,000		11,593,500
senior note, 5.50%, 2/15/22	United States	10,700,000		11,515,875
[f] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	20,000,000		19,700,000
				69,421,257

|38

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment 0.2%
Qorvo Inc.,
senior bond, 7.00%, 12/01/25	United States	4,300,000	$4,773,000
senior note, 6.75%, 12/01/23.	United States	10,000,000	10,937,000
			15,710,000
Software & Services 1.2%
[f] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	22,000,000	21,340,000
[f] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24.	United States	22,400,000	23,156,000
senior note, 144A, 7.00%, 12/01/23	United States	7,500,000	7,968,750
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	8,400,000	8,569,814
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22.	United States	20,000,000	20,625,000
			81,659,564
Technology Hardware & Equipment 0.9%
[f] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%,
6/15/25	United States	16,600,000	17,772,375
[f] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	2,500,000	2,637,907
senior note, 144A, 7.125%, 6/15/24	United States	12,600,000	13,802,708
[f] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24.	United States	25,700,000	30,358,125
			64,571,115
Telecommunication Services 3.5%
AT&T Inc., senior bond, 3.40%, 5/15/25	United States	20,000,000	19,088,240
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	5,000,000	5,162,500
senior bond, 5.625%, 4/01/25	United States	10,000,000	9,537,500
senior note, 5.80%, 3/15/22	United States	2,000,000	2,064,380
[f] Digicel Group Ltd.,
senior note, 144A, 8.25%, 9/30/20	Bermuda	10,000,000	8,911,750
senior note, 144A, 7.125%, 4/01/22	Bermuda	3,000,000	2,421,795
[f] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21.	Bermuda	10,000,000	9,363,300
[f] Hughes Satellite Systems Corp., senior bond, 144A, 6.625%, 8/01/26.	United States	17,200,000	17,845,000
Intelsat Jackson Holdings SA,
senior bond, 5.50%, 8/01/23	Luxembourg	3,000,000	2,122,500
senior note, 7.25%, 10/15/20.	Luxembourg	15,000,000	11,850,000
senior note, 7.50%, 4/01/21	Luxembourg	5,000,000	3,900,000
[f] Millicom International Cellular SA, senior note, 144A, 6.625%,
10/15/21.	Luxembourg	21,800,000	22,862,750
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22.	United States	10,000,000	10,200,000
[f] senior note, 144A, 9.00%, 11/15/18	United States	2,200,000	2,414,500
[f] senior note, 144A, 7.00%, 3/01/20	United States	5,000,000	5,443,750
[f] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 144A, 3.36%,
3/20/23	United States	15,800,000	15,833,536
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	5,000,000	5,400,500
senior bond, 6.375%, 3/01/25	United States	14,700,000	15,931,125
senior note, 6.633%, 4/28/21.	United States	3,500,000	3,657,500
senior note, 6.125%, 1/15/22.	United States	2,000,000	2,120,000
senior note, 6.731%, 4/28/22.	United States	3,500,000	3,648,750
senior note, 6.00%, 4/15/24	United States	4,200,000	4,494,000
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	22,000,000	24,324,476

|39

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Telecommunication Services (continued)
[f] Wind Acquisition Finance SA,
senior secured note, 144A, 4.00%, 7/15/20	Italy	14,400,000	EUR	$15,834,177
senior secured note, 144A, 7.00%, 4/23/21	Italy	17,300,000	EUR	19,478,173
				243,910,202
Transportation 0.7%
FedEx Corp., senior bond, 3.25%, 4/01/26	United States	25,400,000		25,195,022
[f] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	7,600,000		7,828,000
senior note, 144A, 9.75%, 5/01/20	United States	4,000,000		4,140,000
United Airlines Pass Through Trust, second lien, 2016-1, A, 3.45%,
1/07/30	United States	13,800,000		13,696,500
				50,859,522
Utilities 2.5%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	9,000,000		8,865,000
senior note, 5.375%, 1/15/23.	United States	10,000,000		9,900,000
[f] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	2,794,000		2,923,222
[f] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	2,000,000		2,105,000
Dominion Resources Inc., senior bond, 2.85%, 8/15/26	United States	11,400,000		10,692,254
[f] Dynegy Inc., senior note, 144A, 8.00%, 1/15/25	United States	18,300,000		17,659,500
[f,h] EDF SA,
junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter,
Perpetual	France	5,000,000		4,767,000
sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	25,000,000		23,853,625
Exelon Corp., senior bond, 3.95%, 6/15/25	United States	18,500,000		18,901,672
[f] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000		22,750,000
Sempra Energy,
senior bond, 3.55%, 6/15/24	United States	8,800,000		8,944,241
senior note, 3.75%, 11/15/25.	United States	12,300,000		12,520,010
The Southern Co., senior bond, 3.25%, 7/01/26	United States	32,300,000		31,348,959
				175,230,483
Total Corporate Bonds (Cost $3,179,753,296)				3,149,216,432

[l] Senior Floating Rate Interests 10.2%
Automobiles & Components 0.3%
TI Group Automotive Systems LLC, Initial US Term Loan, 3.526%,
6/24/22	United States	23,907,073		24,086,376
Capital Goods 0.1%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%,
10/09/20.	United States	736,591		723,700
Harsco Corp., Initial Term Loan, 6.00%, 11/02/23	United States	2,319,670		2,366,063
Leidos (Abacus Innovations Corp.), B Term Loan, 3.528%, 8/16/23	United States	1,599,977		1,609,978
Ventia Pty. Ltd., Refinancing Term B Loans, 5.00%, 5/21/22	Australia	837,670		852,329
				5,552,070
Commercial & Professional Services 0.1%
KAR Auction Services Inc., Tranche B-3 Term Loans, 4.50%, 3/09/23 .	United States	9,442,612		9,572,391
Consumer Services 0.6%
Aristocrat Technologies Inc., Term B-1 Loans, 3.78%, 10/20/21	United States	1,764,777		1,785,734
Fitness International LLC, Term B Loan, 6.00%, 7/01/20	United States	31,843,975		32,246,992
Prime Security Services Borrower LLC, 2016-2 Refinancing Term B-1
Loans, 4.25%, 5/02/22	United States	6,587,407		6,671,291

|40

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

[l] Senior Floating Rate Interests (continued)
Consumer Services (continued)
[c,k] Turtle Bay Holdings LLC, Term Loan B, PIK, 3.625%, 6/30/17.	United States	4,622,094	$4,552,763
			45,256,780
Diversified Financials 0.1%
First Eagle Investment Management, Initial Term Loans, 4.998%,
12/01/22.	United States	5,268,720	5,314,821
Russell Investments US Institutional Holdco Inc., Initial Term Loan,
6.75%, 6/01/23	United States	3,587,433	3,652,455
			8,967,276
Energy 1.8%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.75%, 8/14/20	United States	28,219,995	25,609,645
Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	16,060,827	14,187,059
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	43,877,295	42,423,859
Foresight Energy LLC, Term Loans, 6.50%, 8/23/20	United States	13,750,347	13,733,159
International Seaways Inc., Initial Term Loan, 5.75%, 8/05/19	United States	17,380,413	17,119,707
McDermott Finance LLC, Term Loan, 8.484%, 4/16/19	United States	1,525,292	1,549,125
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	9,459,728	9,294,183
			123,916,737
Food, Beverage & Tobacco 0.1%
JBS USA LLC, Term Loan B, 5.25%, 10/30/22	United States	1,980,891	1,982,892
[m] Pinnacle Foods Finance LLC, New Term Facility, 5.00%, 2/03/24	United States	1,763,031	1,761,920
			3,744,812
Health Care Equipment & Services 0.4%
Carestream Health Inc., Term Loan, 5.00%, 6/07/19	United States	4,814,118	4,633,588
Community Health Systems Inc., 2018 Term F Loans, 4.028% -
4.185%, 12/31/18	United States	20,063,485	19,830,809
			24,464,397
Household & Personal Products 0.0%†
Spectrum Brands Inc., Term Loans, 3.313% - 3.509%, 6/23/22.	United States	360,273	364,876
Materials 0.9%
The Chemours Co. LLC, Tranche B Term Loan, 3.78%, 5/12/22	United States	35,724,704	35,735,636
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	7,880,676	7,900,378
[m] FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%,
6/30/19	Australia	10,633,171	10,708,486
Huntsman International LLC, 2015 Extended Term B Dollar Loan,
3.778%, 4/19/19	United States	1,772,131	1,781,730
OCI Beaumont LLC, Term B-3 Loan, 8.025%, 8/20/19	United States	8,826,829	9,003,366
			65,129,596
Media 1.5%
Altice US Finance I Corp., 2016 Refinancing Term Loans, 3.778%,
1/15/25	United States	1,991,087	2,017,220
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loan Commitments, 3.526%, 12/15/23	United States	773,223	781,278
Initial Term Loans, 3.516%, 12/15/22	United States	1,206,593	1,219,602
Charter Communications Operating LLC (CCO Safari), Term A-1
Loan, 2.53%, 5/18/21.	United States	9,702,000	9,702,000
CSC Holdings Inc. (Cablevision), 2016 Extended Term Loans,
3.767%, 10/11/24	United States	12,958,602	13,122,606
Lions Gate Entertainment Corp., Term A Loan, 3.266%, 12/08/21.	United States	5,381,308	5,402,133
Live Nation Entertainment Inc., Term B-2 Loans, 3.313%, 10/31/23	United States	771,290	778,521

|41

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
			Principal
		Country	Amount*	Value

[l] Senior Floating Rate Interests (continued)
Media (continued)
Radio One Inc., Term Loan B, 5.28%, 12/31/18		United States	68,535,196	$69,220,548
UPC Financing Partnership, Facility AN, 3.767%, 8/30/24		Netherlands	3,052,837	3,067,555
				105,311,463
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015
Incremental Term B Loans, 3.813%, 9/25/22.		United States	24,557,669	24,550,842
[m] Grifols Worldwide Operations USA Inc., Term Loan B, 5.25%,
1/31/25		United States	30,074,889	30,245,413
RPI Finance Trust, Term A-2 Term Loan, 3.248%, 10/14/20		United States	6,625,392	6,643,333
Valeant Pharmaceuticals International Inc.,
[m] Series A-3 Tranche A Term Loan, 4.52%, 10/20/18		United States	23,577,827	23,565,190
Series C-2 Tranche B Term Loan, 5.27%, 12/11/19		United States	7,969,708	7,993,187
Series D-2 Tranche B Term Loan, 5.02%, 2/13/19		United States	13,347,750	13,383,509
				106,381,474
Retailing 0.6%
Ascena Retail Group Inc., Tranche B Term Loan, 5.313%, 8/21/22		United States	35,667,667	32,647,079
Dollar Tree Inc., Term A-1 Loans, 2.50%, 7/06/20		United States	6,042,069	6,042,069
PetSmart Inc., Tranche B-2 Loans, 4.00%, 3/11/22		United States	3,454,836	3,429,195
				42,118,343
Semiconductors & Semiconductor Equipment 0.5%
MACOM Technology Solutions Holdings Inc., Initial Term Loan,
4.517%, 5/07/21		United States	7,219,468	7,336,784
MKS Instruments Inc., Tranche B-2 Term Loans, 3.528%, 5/01/23		United States	4,895,261	4,952,374
ON Semiconductor Corp., 2016 Replacement Term Loans, 4.028%,
3/31/23		United States	24,635,096	24,920,789
				37,209,947
Software & Services 0.8%
Global Payments Inc., Delayed Draw Term Loan (A-2), 2.973%,
10/31/21	.	United States	11,065,985	11,093,650
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20		United States	41,106,786	41,132,477
Rackspace Hosting Inc., 2016 Refinancing Term B Loan, 3.50%,
11/03/23	.	United States	3,866,116	3,912,328
				56,138,455
Technology Hardware & Equipment 0.4%
Ciena Corp., Term Loan, 3.777% - 5.50%, 7/15/19		United States	2,297,273	2,303,016
Dell International LLC, Term A-3 Loan, 2.78%, 12/31/18		United States	9,738,459	9,757,936
Western Digital Corp., Term Loan B-1, 4.526%, 4/29/23		United States	9,859,753	9,989,163
Zebra Technologies Corp., Second Amendment Refinancing Term
Loan, 3.446%, 10/27/21		United States	3,256,047	3,288,317
				25,338,432
Telecommunication Services 0.1%
Consolidated Communications Inc., Initial Term Loan, 4.00%,
10/05/23	.	United States	2,402,039	2,423,056
Global Tel*Link Corp., Term Loan, 5.00%, 5/23/20		United States	2,842,078	2,837,341
				5,260,397

|42

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*			Value

[l] Senior Floating Rate Interests (continued)
Transportation 0.2%
Air Canada, Term Loan, 3.755%, 10/06/23.	Canada	550,559			$557,578
Navios Maritime Midstream Partners LP and Navios Maritime
Midstream Partners Finance (US) Inc., Initial Term Loan, 5.50%,
6/18/20	Marshall Islands	13,331,722			13,290,061
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	1,651,816			1,647,686
XPO Logistics Inc., Refinancing Term Loans, 4.25%, 10/29/21	United States	940,478			949,295
					16,444,620
Utilities 0.2%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.50%,
6/28/23	United States	1,736,050			1,756,015
NRG Energy Inc., Term Loans, 3.02%, 6/30/23.	United States	8,586,850			8,654,832
					10,410,847
Total Senior Floating Rate Interests
(Cost $712,674,477)					715,669,289

Foreign Government and Agency Securities 11.3%
Government of the Philippines, senior note, 3-21, 2.875%, 5/22/17	Philippines	900,000,000		PHP	18,146,616
Government of Hungary, 5.375%, 2/21/23	Hungary	16,250,000			17,754,750
Government of Indonesia,
FR28, 10.00%, 7/15/17	Indonesia	10,200,000,000		IDR	779,209
FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000		IDR	15,216,801
FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000		IDR	2,927,591
senior bond, FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000		IDR	2,635,661
senior bond, FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000		IDR	704,350
senior bond, FR56, 8.375%, 9/15/26	Indonesia	750,000,000,000		IDR	58,839,525
senior bond, FR70, 8.375%, 3/15/24	Indonesia	140,000,000,000		IDR	10,868,032
Government of Malaysia,
senior bond, 4.24%, 2/07/18	Malaysia	66,300,000		MYR	15,143,103
senior note, 3.26%, 3/01/18	Malaysia	266,000,000		MYR	60,167,224
senior note, 3.58%, 9/28/18	Malaysia	293,200,000		MYR	66,580,461
Government of Mexico,
7.75%, 12/14/17	Mexico	4,000,000	[n]	MXN	19,395,886
senior note, 8.50%, 12/13/18.	Mexico	22,915,000	[n]	MXN	113,185,760
senior note, M, 5.00%, 6/15/17	Mexico	9,500,000	[n]	MXN	45,313,684
[f] Government of Serbia,
senior note, 144A, 4.875%, 2/25/20	Serbia	29,400,000			30,235,401
senior note, 144A, 7.25%, 9/28/21	Serbia	15,000,000			16,958,925
[f] Government of Ukraine,
144A, 7.75%, 9/01/22.	Ukraine	2,200,000			2,114,090
144A, 7.75%, 9/01/23.	Ukraine	4,355,000			4,145,198
144A, 7.75%, 9/01/24.	Ukraine	4,355,000			4,094,419
144A, 7.75%, 9/01/25.	Ukraine	4,355,000			4,073,362
144A, 7.75%, 9/01/26.	Ukraine	4,355,000			4,054,178
144A, 7.75%, 9/01/27.	Ukraine	4,354,000			4,038,335
[a,o] 144A, VRI, GDP Linked Securities, 5/31/40.	Ukraine	20,490,000			6,061,454
[p] Government of Uruguay,
senior bond, Index Linked, 5.00%, 9/14/18	Uruguay	165,586,078		UYU	5,870,897
senior bond, Index Linked, 4.375%, 12/15/28	Uruguay	2,058,528,068		UYU	66,619,623
Korea Monetary Stabilization Bond,
senior note, 1.96%, 2/02/17	South Korea	23,000,000,000		KRW	19,973,593
senior note, 1.56%, 10/02/17.	South Korea	33,000,000,000		KRW	28,679,030

|43

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*			Value

Foreign Government and Agency
Securities (continued)
Nota Do Tesouro Nacional,
10.00%, 1/01/21	Brazil	122,000	[q]	BRL	$38,040,922
10.00%, 1/01/23	Brazil	123,902	[q]	BRL	38,002,021
[r] Index Linked, 6.00%, 8/15/18	Brazil	34,550	[q]	BRL	32,632,868
[r] Index Linked, 6.00%, 5/15/23	Brazil	33,800	[q]	BRL	32,127,345
senior note, 10.00%, 1/01/19.	Brazil	25,000	[q]	BRL	7,904,119
[p] Uruguay Notas del Tesoro, 18, Index Linked, 2.25%, 8/23/17	Uruguay	138,706,212		UYU	4,887,359
Total Foreign Government and Agency Securities
(Cost $885,655,366)					798,171,792

U.S. Government and Agency Securities 5.4%
U.S. Treasury Bond,
4.50%, 5/15/17	United States	8,000,000			8,087,416
7.125%, 2/15/23	United States	3,000,000			3,856,524
6.25%, 8/15/23	United States	4,000,000			5,001,092
6.875%, 8/15/25	United States	1,000,000			1,350,039
6.50%, 11/15/26	United States	34,000,000			45,981,022
5.25%, 2/15/29	United States	1,750,000			2,237,095
[p] Index Linked, 0.625%, 1/15/24	United States	51,669,987			53,183,815
[p] Index Linked, 2.375%, 1/15/25	United States	32,652,088			37,876,487
U.S. Treasury Note,
4.75%, 8/15/17	United States	7,000,000			7,151,319
3.875%, 5/15/18	United States	22,000,000			22,818,554
3.75%, 11/15/18	United States	39,000,000			40,794,624
2.75%, 2/15/24	United States	33,000,000			34,077,021
2.375%, 8/15/24	United States	5,000,000			5,024,315
[p] Index Linked, 2.125%, 1/15/19	United States	8,993,589			9,539,482
[p] Index Linked, 0.625%, 7/15/21	United States	10,709,071			11,169,336
[p] Index Linked, 0.125%, 7/15/24	United States	92,034,417			91,567,158
Total U.S. Government and Agency Securities
(Cost $379,557,718)					379,715,299

Asset-Backed Securities and Commercial
Mortgage-Backed Securities 11.0%
Banks 1.5%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%,
7/10/46	United States	6,541,323			6,529,477
[l] Bear Stearns ARM Trust, 2004-4, A6, FRN, 3.122%, 6/25/34	United States	13,120,623			13,301,039
Bear Stearns Commercial Mortgage Securities Trust, 2006-PW13,
AJ, 5.611%, 9/11/41	United States	1,554,802			1,553,478
[l] Citibank Credit Card Issuance Trust,
2013-A2, A2, FRN, 1.055%, 5/26/20	United States	7,230,000			7,240,670
2013-A4, A4, FRN, 1.195%, 7/24/20	United States	7,666,000			7,695,589
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	12,919,539			12,127,534
[l] 2007-C6, AM, FRN, 5.724%, 12/10/49	United States	14,650,000			14,829,105
[l] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.774%, 7/10/38	United States	12,633,000			11,848,491
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	10,050,000			10,390,516
[l] CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN,
4.707%, 3/25/34	United States	2,800,000			2,828,051
[l] Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 1.151%,
8/25/35	United States	2,850,060			2,766,568

|44

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Banks (continued)
[l] Morgan Stanley Capital I Trust,
2007-IQ16, AM, FRN, 6.052%, 12/12/49	United States	3,102,000	$3,184,791
2007-IQ16, AMA, FRN, 6.048%, 12/12/49	United States	12,415,000	12,695,219
			106,990,528
Diversified Financials 8.5%
[f,l] Ares Enhanced Loan Investment Strategy IR Ltd.,
2013-IRAR, A2A, 144A, FRN, 2.943%, 7/23/25	Cayman Islands	8,410,000	8,401,422
2013-IRAR, BR, 144A, FRN, 3.943%, 7/23/25.	United States	9,000,000	9,002,340
[f,l] Atrium VIII,
8A, BR, 144A, FRN, 2.943%, 10/23/24	Cayman Islands	4,520,000	4,528,950
8A, CR, 144A, FRN, 3.543%, 10/23/24.	Cayman Islands	6,080,000	6,063,250
[f,l] Atrium X, 10A, C, 144A, FRN, 3.623%, 7/16/25	United States	13,950,000	14,027,562
[f,l] Atrium XI, 11A, C, 144A, FRN, 4.241%, 10/23/25	Cayman Islands	15,440,000	15,453,896
[l] Bank of America Credit Card Trust, 2005-A1, A, FRN, 1.098%,
6/15/20	United States	9,175,000	9,193,278
[f,l] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 3.059%, 5/26/35	United States	9,473,234	8,941,833
[f] BlueMountain CLO Ltd.,
[l] 2012-2A, BR, 144A, FRN, 2.784%, 11/20/28.	Cayman Islands	6,710,000	6,719,595
2012-2A, CR, 144A, 3.484%, 11/20/28	Cayman Islands	2,730,000	2,736,607
[f,l] Burnham Park CLO Ltd.,
2016-1A, A, 144A, FRN, 2.318%, 10/20/29	Cayman Islands	4,590,000	4,589,128
2016-1A, B, 144A, FRN, 2.658%, 10/20/29	Cayman Islands	6,000,000	5,977,260
2016-1A, C, 144A, FRN, 3.258%, 10/20/29	Cayman Islands	6,000,000	5,955,840
[l] Capital One Multi-Asset Execution Trust,
2014-A3, A3, FRN, 1.148%, 1/18/22	United States	4,265,000	4,277,712
2016-A1, A1, FRN, 1.218%, 2/15/22	United States	32,250,000	32,401,188
2016-A2, A2, FRN, 1.398%, 2/15/24	United States	44,033,000	44,341,464
[f,l] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, BR, 144A, FRN, 2.93%, 1/20/29	United States	6,540,000	6,481,598
2012-4A, C1R, 144A, FRN, 3.63%, 1/20/29	United States	6,330,000	6,263,218
[f,l] Catamaran CLO Ltd.,
2013-1A, C, 144A, FRN, 3.637%, 1/27/25.	United States	11,250,000	11,200,050
2014-2A, BR, 144A, FRN, 3.974%, 10/18/26.	Cayman Islands	11,770,000	11,813,549
[f,l] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 1.293%, 3/11/21	United States	3,881,000	3,745,669
[f,l] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.039%, 1/30/25	United States	7,450,980	7,471,247
2014-22A, A2AR, 144A, FRN, 2.831%, 11/07/26	Cayman Islands	5,224,000	5,226,821
2014-22A, BR, 144A, FRN, 3.831%, 11/07/26	United States	4,416,410	4,403,889
[l] Chase Issuance Trust,
2012-A10, A10, FRN, 1.028%, 12/16/19	United States	5,205,000	5,211,652
2013-A6, A6, FRN, 1.188%, 7/15/20	United States	12,040,000	12,082,676
[f,l] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 1.432%, 7/26/21.	United States	1,297,524	1,295,111
[f,l] Cole Park CLO Ltd., 15-1A, B, 144A, FRN, 3.28%, 10/20/28	Cayman Islands	3,530,000	3,543,838
[f,l] Cumberland Park CLO Ltd.,
2015-2A, B, 144A, FRN, 3.13%, 7/20/26.	United States	12,270,000	12,355,645
2015-2A, C, 144A, FRN, 3.88%, 7/20/26	United States	1,850,000	1,852,201
[l] Discover Card Execution Note Trust, 2016-A2, A2, FRN, 1.307%,
9/15/21	United States	32,250,000	32,478,027
[f,l] Dryden 33 Senior Loan Fund,
2014-33A, BR, 144A, FRN, 2.873%, 10/15/28	Cayman Islands	7,030,000	7,038,506
2014-33A, CR, 144A, FRN, 3.523%, 10/15/28.	United States	3,530,000	3,538,684

|45

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[f,l] Dryden 34 Senior Loan Fund, 2014-34A, B, 144A, FRN, 2.923%,
10/15/26.	Cayman Islands	5,740,000	$5,754,580
[f,l] Dryden XXV Senior Loan Fund, 2012-25A, CR, 144A, FRN, 3.523%,
1/15/25	Cayman Islands	4,949,000	4,955,236
[f,l] Eaton Vance CDO Ltd.,
2014-1A, A, 144A, FRN, 2.473%, 7/15/26.	United States	17,000,000	17,037,060
2014-1A, B, 144A, FRN, 3.073%, 7/15/26	United States	4,320,500	4,356,749
2014-1A, C, 144A, FRN, 4.023%, 7/15/26.	United States	1,420,629	1,430,034
[l] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.971%, 2/25/24	United States	13,000,000	13,318,438
2014-DN4, M3, FRN, 5.321%, 10/25/24	United States	8,100,000	8,791,289
2014-HQ2, M2, FRN, 2.971%, 9/25/24	United States	14,600,000	14,943,948
2015-HQ1, M2, FRN, 2.971%, 3/25/25	United States	7,187,780	7,261,325
2015-HQ1, M3, FRN, 4.571%, 3/25/25	United States	3,880,000	4,150,096
[f,l] Flagship CLO VIII Ltd., 2014-8A, A, 144A, FRN, 2.44%, 1/16/26.	Cayman Islands	6,880,000	6,893,278
[l] FNMA Connecticut Avenue Securities,
2014-C03, 1M2, FRN, 3.771%, 7/25/24	United States	7,360,000	7,518,079
2015-C01, 2M2, FRN, 5.321%, 2/25/25	United States	23,270,012	24,758,597
2015-C02, 1M2, FRN, 4.771%, 5/25/25	United States	8,842,921	9,336,288
2015-C02, 2M2, FRN, 4.771%, 5/25/25	United States	14,927,000	15,697,806
[f] 2017-C01, 1M2, 144A, FRN, 4.323%, 7/25/29.	United States	20,720,000	20,918,912
[f,l] Galaxy CLO Ltd.,
2014-17A, AR, 144A, FRN, 2.423%, 7/15/26.	Cayman Islands	9,540,000	9,541,908
2014-17A, BR, 144A, FRN, 2.823%, 7/15/26.	Cayman Islands	6,190,000	6,149,703
2014-17A, C1R, 144A, FRN, 3.423%, 7/15/26.	Cayman Islands	3,070,000	3,050,521
[f] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	11,144,000	10,807,785
[l] Impac Secured Assets Trust, 2007-2, FRN, 1.021%, 4/25/37	United States	2,945,943	2,828,446
JP Morgan Chase Commercial Mortgage Securities Trust, 2006-
CB17, AM, 5.464%, 12/12/43	United States	3,169,096	3,167,615
[f,l] LCM XVI LP, 16A, B, 144A, FRN, 3.023%, 7/15/26	Cayman Islands	7,650,000	7,635,809
[f,l] LCM XVII LP,
2017A, BR, 144A, FRN, 2.873%, 10/15/26	United States	4,590,000	4,596,059
2017A, CR, 144A, FRN, 3.522%, 10/15/26	United States	4,240,000	4,249,498
[l] MortgageIT Trust,
2004-1, A2, FRN, 1.671%, 11/25/34.	United States	3,576,043	3,426,008
2005-5, A1, FRN, 1.031%, 12/25/35.	United States	2,923,501	2,732,937
[f,l] Octagon Investment Partners XVII Ltd., 2013-1A, B1, 144A, FRN,
2.738%, 10/25/25	Cayman Islands	5,660,000	5,662,349
[f,l] Octagon Investment Partners XXIII Ltd., 2015-1A, B, 144A, FRN,
3.023%, 7/15/27	Cayman Islands	4,590,000	4,594,223
[l] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN,
1.081%, 11/25/35	United States	5,026,318	4,812,096
[l] Structured Asset Mortgage Investments Trust, 2003-AR2, A1, FRN,
1.509%, 12/19/33	United States	4,670,246	4,514,168
[l] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 2.256%,
2/25/35	United States	3,720,712	3,580,134
[l] Thornburg Mortgage Securities Trust, 2005-2, A1, FRN, 2.645%,
7/25/45	United States	2,785,660	2,705,650
[f,l] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.923%, 4/15/24	United States	2,740,000	2,751,070
2013-2A, B, 144A, FRN, 3.718%, 4/25/25	United States	10,770,000	10,813,403
2015-2A, B, 144A, FRN, 3.021%, 7/23/27	United States	9,290,000	9,312,621

|46

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
Wells Fargo Mortgage Backed Securities Trust,
[l] 2004-W, A9, FRN, 3.006%, 11/25/34	United States	2,132,637	$2,168,449
2007-3, 3A1, 5.50%, 4/25/22.	United States	492,641	504,517
[f,l] Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 1.111%, 8/01/22	United States	1,795,343	1,784,804
			597,125,194
Real Estate 1.0%
Banc of America Commercial Mortgage Trust,
2015-UBS7, A3, 3.441%, 9/15/48	United States	10,920,000	11,260,761
2015-UBS7, A4, 3.705%, 9/15/48	United States	12,450,000	13,060,711
[f] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	15,065,000	15,429,974
[f,l] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN,
3.555%, 9/10/35	United States	14,920,000	15,413,886
[f,l] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 2.218%, 3/17/32 .	United States	8,912,915	8,933,712
[l] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.817%,
4/25/45	United States	4,836,365	4,874,166
			68,973,210
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $771,037,690)			773,088,932

Mortgage-Backed Securities 9.1%
[l] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 2.736%, 1/01/33.	United States	62,629	65,067
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.1%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	228,175	233,953
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22	United States	355,566	369,436
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19	United States	11,020	11,160
[s] FHLMC Gold 30 Year, 3.00%, 3/01/47	United States	77,000,000	75,980,127
FHLMC Gold 30 Year, 3.50%, 8/01/46	United States	37,201,349	38,020,157
[s] FHLMC Gold 30 Year, 3.50%, 3/01/47	United States	52,000,000	52,984,429
FHLMC Gold 30 Year, 4.00%, 6/01/46	United States	104,661,296	109,891,691
FHLMC Gold 30 Year, 4.00%, 8/01/46	United States	7,100,147	7,454,974
FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	227,247	245,279
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	1,846,274	2,015,628
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	1,263,875	1,421,200
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	371,918	420,287
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	244,016	276,851
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	36,911	38,992
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	7,887	9,063
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	226	234
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	133	150
			289,373,611
[l] Federal National Mortgage Association (FNMA) Adjustable Rate
0.0%†
FNMA, 2.785% - 2.792%, 4/01/20 - 12/01/34	United States	228,664	240,726
Federal National Mortgage Association (FNMA) Fixed Rate 3.3%
FNMA 15 Year, 2.50%, 7/01/27	United States	434,168	439,145
FNMA 15 Year, 4.50%, 3/01/20	United States	55,630	57,275
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18	United States	39,168	40,102
FNMA 15 Year, 5.50%, 2/01/17 - 4/01/22	United States	108,463	112,854
[s] FNMA 30 Year, 3.00%, 3/01/47	United States	90,000,000	88,873,862

|47

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed
Rate (continued)
FNMA 30 Year, 3.50%, 7/01/46	United States	54,306,199	$55,542,407
[s] FNMA 30 Year, 3.50%, 3/01/47	United States	53,000,000	54,045,510
[s] FNMA 30 Year, 4.00%, 3/01/47	United States	25,000,000	26,177,999
FNMA 30 Year, 4.50%, 3/01/28 - 2/01/41	United States	705,728	761,641
FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	2,038,906	2,227,102
FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	1,756,789	1,970,505
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	3,470,122	3,931,915
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	567,340	643,022
FNMA 30 Year, 7.50%, 10/01/29	United States	8,016	9,428
FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	4,122	4,828
FNMA 30 Year, 8.50%, 7/01/25	United States	493	509
			234,838,104
Government National Mortgage Association (GNMA) Fixed Rate
1.7%
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	211,223	233,841
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	597,411	670,551
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	54,453	62,370
GNMA I SF 30 Year, 6.50%, 12/15/28 - 3/15/32	United States	51,764	58,947
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	22,185	24,079
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	2,323	2,511
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	4,554	5,039
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	75	83
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	283	284
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	501	504
[s] GNMA II SF 30 Year, 3.00%, 2/01/47.	United States	57,000,000	57,465,350
GNMA II SF 30 Year, 3.50%, 8/20/46.	United States	37,893,723	39,307,376
[s] GNMA II SF 30 Year, 3.50%, 3/01/47.	United States	20,000,000	20,685,156
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	317,457	353,931
GNMA II SF 30 Year, 5.50%, 6/20/34.	United States	159,412	178,868
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	144,927	169,294
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	77,325	88,782
GNMA II SF 30 Year, 7.50%, 4/20/32.	United States	18,896	21,233
			119,328,199
Total Mortgage-Backed Securities
(Cost $650,092,943)			643,845,707

Municipal Bonds 2.0%
California State GO, Refunding, 5.00%, 9/01/29	United States	17,200,000	20,264,352
California Statewide CDA, PCR, Southern California Edison Co.,
Mandatory Put 12/01/23, Refunding, Series D, 2.625%, 11/01/33	United States	4,000,000	4,026,320
Clark County School District GO, Refunding, Series D, 5.00%,
6/15/23	United States	15,300,000	17,920,890
Denver City and County Airport System Revenue, Refunding, Series
A, 5.00%, 11/15/25	United States	2,145,000	2,561,709
Illinois State GO, Build America Bonds, 7.35%, 7/01/35	United States	8,000,000	8,675,840
Minnesota State GO, Refunding, Series D, 5.00%, 8/01/25	United States	8,550,000	10,380,897
New Jersey EDA Revenue, School Facilities Construction, Refunding,
Series NN, 5.00%, 3/01/30	United States	5,200,000	5,273,216
New York City HDC Capital Fund Grant Program Revenue, New York
City Housing Authority Program, Series B1, 5.00%, 7/01/33	United States	3,500,000	3,984,155
New York State Dormitory Authority State Personal Income Tax
Revenue, General Purpose, Refunding, Series A, 5.00%, 2/15/25	United States	9,410,000	11,131,559

|48

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Municipal Bonds (continued)
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Ninety-First Series, 4.823%, 6/01/45	United States	14,165,000	$14,907,813
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	30,900,000	20,162,250
Series XX, 5.25%, 7/01/40	United States	15,000,000	9,787,500
University of Texas Revenue, Series J, 5.00%, 8/15/25	United States	9,800,000	11,822,622
Total Municipal Bonds (Cost $146,211,890)			140,899,123

		Shares

Escrows and Litigation Trusts 0.0%†
[a,e] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow
Account	United States	15,000,000	—
[a,e] NewPage Corp., Litigation Trust	United States	14,000,000	—
[a] Penn Virginia Corp., Escrow Account	United States	15,000,000	300,000
[a,e] Vistra Energy Corp., Escrow Account	United States	30,000,000	348,000
[a] Vistra Energy Corp., Escrow Account, TRA	United States	513,780	642,225
Total Escrows and Litigation Trusts
(Cost $2,921,896)			1,290,225
Total Investments before Short Term Investments
(Cost $7,440,904,581)			7,243,633,237

		Principal
		Amount*

Short Term Investments 1.6%
U.S. Government and Agency Securities (Cost $6,397,683) 0.1%
[t,u] U.S. Treasury Bill, 3/02/17	United States	6,400,000	6,397,542
Total Investments before Money Market Funds
(Cost $7,447,302,264)			7,250,030,779

		Shares
Money Market Funds (Cost $101,367,658) 1.5%
[g,v] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	United States	101,367,658	101,367,658
Total Investments (Cost $7,548,669,922) 104.4%			7,351,398,437
Other Assets, less Liabilities (4.4)%			(306,804,078)
Net Assets 100.0%			$7,044,594,359

|49

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security is owned by FT Holdings Corporation II, a wholly-owned subsidiary of the Fund. See Note 11.
cAt January 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
dSee Note 7 regarding restricted securities.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2017, the aggregate value of these securities was $1,242,558, representing less than 0.1% of net assets.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2017, the aggregate value of these securities was $1,679,072,944, representing 23.8% of net assets.
gSee Note 10 regarding investments in affiliated management investment companies.
hPerpetual security with no stated maturity date.
iSecurity purchased on a when-issued basis.
jDefaulted security or security for which income has been deemed uncollectible.
kIncome may be received in additional securities and/or cash.
lThe coupon rate shown represents the rate at period end.
mA portion or all of the security purchased on a delayed delivery basis.
nPrincipal amount is stated in 100 Mexican Peso Units.
oThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
pPrincipal amount of security is adjusted for inflation.
qPrincipal amount is stated in 1,000 Brazilian Real Units.
rRedemption price at maturity is adjusted for inflation.
sSecurity purchased on a to-be-announced (TBA) basis.
tThe security was issued on a discount basis with no stated coupon rate.
uA portion or all of the security has been segregated as collateral for open future contracts. At January 31, 2017, the value of this security and/or cash pledged amounted to
$5,498,209, representing 0.1% of net assets.
vThe rate shown is the annualized seven-day yield at period end.

|50

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

At January 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond		Long	500	$80,343,750	3/22/17	$—	$(822,868)
Euro-Bund		Long	145	25,375,453	3/08/17	32,557	—
Long Gilt		Long	496	77,275,553	3/29/17	779,067	—
U.S. Treasury 10 Yr. Ultra		Long	361	48,430,406	3/22/17	—	(328,113)
Total Futures Contracts						$811,624	$(1,150,981)
Net unrealized appreciation (depreciation)							$(339,357)

At January 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	JPHQ	Sell	72,000,000	$53,703,000	2/23/17	$—	$(866,444)
Brazilian Real	JPHQ	Buy	47,000,000	13,542,717	2/23/17	1,295,616	—
Brazilian Real	JPHQ	Sell	47,000,000	14,506,173	2/23/17	—	(332,160)
British Pound	JPHQ	Buy	3,500,000	4,352,635	2/23/17	51,146	—
British Pound	JPHQ	Sell	10,000,000	13,192,500	2/23/17	610,270	—
Euro	JPHQ	Buy	13,500,000	15,257,497	2/23/17	—	(674,164)
Euro	JPHQ	Sell	158,000,000	175,248,070	2/23/17	4,569,053	—
Indian Rupee	JPHQ	Buy	2,886,000,000	41,537,133	2/23/17	1,116,895	—
Indian Rupee	JPHQ	Sell	557,000,000	8,176,747	2/23/17	—	(55,510)
Indonesian Rupiah	JPHQ	Buy 146,000,000,000		10,465,950	2/23/17	451,190	—
Japanese Yen	JPHQ	Buy	9,900,000,000	98,948,349	2/23/17	—	(11,237,288)
Japanese Yen	JPHQ	Sell	15,400,000,000	148,574,074	2/23/17	12,134,648	—
Malaysian Ringgit	JPHQ	Buy	73,000,000	16,695,254	2/23/17	—	(237,627)
Australian Dollar	DBAB	Sell	72,000,000	53,632,080	4/27/17	—	(857,592)
Australian Dollar	JPHQ	Sell	21,200,000	16,001,442	4/27/17	—	(42,739)
British Pound	JPHQ	Buy	11,500,000	14,295,823	4/27/17	197,288	—
British Pound	JPHQ	Sell	11,500,000	15,433,460	4/27/17	940,349	—
Euro	DBAB	Buy	10,700,000	11,756,090	4/27/17	—	(161,170)
Euro	DBAB	Sell	158,000,000	175,841,360	4/27/17	4,626,655	—
Euro	JPHQ	Sell	14,400,000	16,352,928	4/27/17	748,550	—
Indian Rupee	DBAB	Buy	2,886,000,000	41,228,571	4/27/17	1,109,044	—
Japanese Yen	DBAB	Sell	15,400,000,000	149,054,376	4/27/17	12,215,560	—
Canadian Dollar	JPHQ	Sell	50,000,000	38,018,188	5/18/17	—	(428,322)
Philippine Peso	JPHQ	Buy	41,860,000	835,529	5/18/17	791	—
South Korean Won	JPHQ	Sell	57,100,000,000	49,054,140	5/18/17	—	(559,949)
British Pound	JPHQ	Sell	8,300,000	10,951,850	8/15/18	337,043	—
Total Forward Exchange Contracts						$40,404,098	$(15,452,965)
Net unrealized appreciation (depreciation)						$24,951,133

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|51

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

At January 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
					Unamortized
	Periodic	Counter-			Upfront
	Payment	party/	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange[a]	Amount[b]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Traded Index
CDX.NA.HY.27	5.00%	ICE	$89,000,000	12/20/21	$(2,749,160)	$–	$(3,431,596)	$(6,180,756)

OTC Swap Contracts
Contracts to Sell Protection[d]
Traded Index
MCDX.NA.27	1.00%	CITI	61,430,000	12/20/21	599,479	319,901	–	919,380	Investment
									Grade
Total Credit Default Swap Contracts					$(2,149,681)	$319,901	$(3,431,596)	$(5,261,376)
Net unrealized appreciation (depreciation)							$(3,111,695)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Posted
Counterparty	(Received)
CITI	$(860,000)
DBAB	(20,630,000)
GSCO	(1,240,000)
JPHQ	(12,514,092)
Total collateral	(35,244,092)

bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index swaps.

At January 31, 2017, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
			Notional	Expiration	Unrealized	Unrealized
Underlying Instruments	Financing Rate	Counterparty	Value	Date	Appreciation	Depreciation
OTC Swap Contracts
Long
	Pay 3-Month BBA USD
Receive iBoxx USD Liquid HY Index	LIBOR	GSCO	$17,500,000	3/20/17	$1,348,728	$ —
Net unrealized appreciation (depreciation)					$1,348,728

See Abbreviations on page 67.

|52

FRANKLIN STRATEGIC SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of nine separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation

|53

FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the

|54

FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At January 31, 2017, the Funds received U.S. Government Agency Securities and U.S. Treasury Bonds and Notes as collateral for derivatives, as follows:

Franklin Strategic Income Fund $12,514,092

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

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FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Certain option contracts are marked-to-market daily and the daily change in fair value is accounted for as variation margin or receivable. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period. Franklin Flexible Alpha Bond Fund – Futures, forwards, swaps and options

Franklin Global Government Bond Fund – Forwards

Franklin Strategic Income Fund – Futures, forwards, swaps and VRI

4. MORTGAGE DOLLAR ROLLS

Franklin Flexible Alpha Bond Fund and Franklin Strategic Income Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

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FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. INCOME TAXES

At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Biotechnology	Flexible Alpha	Focused Core
	Discovery Fund	Bond Fund	Equity Fund
Cost of investments	$947,671,003	$10,884,149	$119,022,370

Unrealized appreciation	$537,196,180	$124,085	$23,532,743
Unrealized depreciation	(122,507,653)	(95,460)	(2,234,937)
Net unrealized appreciation (depreciation)	$414,688,527	$28,625	$21,297,806
	Franklin
	Global Government	Franklin Growth	Franklin Natural
	Bond Fund	Opportunities Fund	Resources Fund
Cost of investments	$12,943,755	$2,218,754,296	$592,652,374

Unrealized appreciation	$150,839	$1,254,205,680	$160,916,563
Unrealized depreciation	(1,018,060)	(20,104,890)	(62,568,308)
Net unrealized appreciation (depreciation)	$(867,221)	$1,234,100,790	$98,348,255
	Franklin	Franklin	Franklin
	Small Cap	Small-Mid Cap	Strategic
	Growth Fund	Growth Fund	Income Fund
Cost of investments	$2,420,394,581	$2,647,455,529	$7,569,903,999

Unrealized appreciation	$666,088,683	$911,363,986	$173,808,478
Unrealized depreciation	(190,927,225)	(78,112,435)	(392,314,040)
Net unrealized appreciation (depreciation)	$475,161,458	$833,251,551	$(218,505,562)

6. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. RESTRICTED SECURITIES

At January 31, 2017, certain or all Funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/
Shares/		Acquisition
Units	Issuer	Dates	Cost	Value
Franklin Biotechnology Discovery Fund
107,297,280	Acerta Pharma BV	5/06/15	$6,172,605	$4,038,133
137,714	CRISPR Therapeutics AG, Reg S	6/10/16	1,850,041	2,353,173
942,380	G1 Therapeutics Inc., pfd	4/26/16	2,799,999	2,799,999
80,195	Intarcia Therapeutics Inc., DD	3/26/14	2,597,516	4,811,700
759,880	True North Therapeutics Inc., pfd., Series D, 144A	10/05/16	1,900,004	1,900,004

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FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. RESTRICTED SECURITIES (continued)

Principal
Amount/
Shares/		Acquisition
Units	Issuer	Dates	Cost	Value
Franklin Biotechnology Discovery Fund (continued)
	Total Restricted Securities (Value is 1.2% of Net Assets)		$15,320,165	$15,903,009
Franklin Growth Opportunities Fund
35,601,435	Acerta Pharma BV	5/06/15	$2,048,084	$1,339,860
2,362,202	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	11,896,616	11,896,616
805,800	Tanium Inc., pfd., G.	9/14/15	4,000,233	2,865,962
	Total Restricted Securities (Value is 0.5% of Net Assets)		$17,944,933	$16,102,438
Franklin Natural Resources Fund
199,375	Energy Coal Resources, 144A	11/16/05 - 5/05/06	$741,939	$—
29,847	Energy Coal Resources, 144A, pfd	3/17/09	2,376,164	—
	Total Restricted Securities (Value is —% of Net Assets)		$3,118,103	$—
Franklin Small Cap Growth Fund
6,200,000	DraftKings Inc., cvt., E, 5.00%, 12/23/17	12/23/15 - 7/20/16	$6,200,000	$8,592,742
825,201	DraftKings Inc., pfd., D	8/07/15	4,444,444	3,908,115
2,029,318	DraftKings Inc., pfd., D-1	8/07/15	15,555,552	13,407,931
1,787,047	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	8,999,998	8,999,998
1,542,673	Smule Inc., pfd., G, 144A.	5/31/16	11,099,995	11,099,995
	Total Restricted Securities (Value is 1.6% of Net Assets)		$46,299,989	$46,008,781
Franklin Small-Mid Cap Growth Fund
5,000,000	DraftKings Inc., cvt., E, 5.00%, 12/23/17	12/23/15	$5,000,000	$6,929,631
660,161	DraftKings Inc., pfd., D	8/07/15	3,555,556	3,126,493
1,623,455	DraftKings Inc., pfd., D-1	8/07/15	12,444,447	10,726,349
1,416,913	Proterra Inc., pfd., 5, 144A	9/21/16	7,135,914	7,135,914
	Total Restricted Securities (Value is 0.8% of Net Assets)		$28,135,917	$27,918,387
Franklin Strategic Income Fund
955,276[a] Halcon Resources Corp		10/23/12 - 11/24/15	$24,687,967	$7,789,370
15,189	Warrior Met Coal LLC, A	5/28/14 - 11/13/14	29,562,025	4,556,700
	Total Restricted Securities (Value is 0.2% of Net Assets)		$54,249,992	$12,346,070

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $168,967 as of January 31, 2017.

8. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

At January 31, 2017, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Strategic Income Fund
Global Tel*Link Corp, Revolving Commitment	$1,478,221

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FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2017, certain or all Funds held investments in “affiliated companies” as follows:

	Number of			Number of
	Shares Held			Shares	Value
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Alcobra Ltd	1,367,755	369,551	—	1,737,306	$1,824,171	$—	$—
ARCA biopharma Inc	478,077	—	—	478,077	1,266,904	—	—
ARCA biopharma Inc., wts., 6/16/22.	1,338,619	—	—	1,338,619	66,864	—	—
BioPharmX Corp	216,000	1,684,375	—	1,900,375	931,185	—	—
BiopharmX Corp., 144A	1,600,000	345,737	—	1,945,737	953,411	—	—
Biopharmx Corp., wts., 3/29/21	108,000	—	—	108,000	—	—	—
BioPharmX Corp., wts., 11/22/23	—	1,259,925	—	1,259,925	176,389	—	—
Fate Therapeutics Inc., Private
Placement.	—	289,577	—	289,577	790,545	—	—
Fate Therapeutics Inc.	195,700	1,888,500	—	2,084,200	5,689,866	—	—
Total Affiliated Securities (Value is 0.9% of Net Assets)					$11,699,335	$—	$—
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
2U Inc	2,955,523	431,100	(572,271)	2,814,352	$95,800,542	$—	$3,635,085
Aratana Therapeutics Inc	2,697,019	—	—	2,697,019	21,549,182	—	—
The KEYW Holding Corp	3,851,460	720,400	(1,748,078)	2,823,782	28,266,058	—	(3,239,759)
Lattice Semiconductor Corp	6,466,700	—	(288,000)	6,178,700	44,424,853	—	(119,213)
M/I Homes Inc	1,385,700	—	(254,224)	1,131,476	—[a]	—	485,452
Nanometrics Inc	1,610,800	—	(824,400)	786,400	—[a]	—	(6,470,486)
Pfenex Inc	1,175,631	—	—	1,175,631	9,381,535	—	—
The Spectranetics Corp	2,276,600	—	(409,700)	1,866,900	—[a]	—	(3,875,362)
Sportsman’s Warehouse
Holdings Inc	2,972,800	386,000	—	3,358,800	24,989,472	—	—
US Ecology Inc	1,119,090	—	(159,400)	959,690	—[a]	—	(282,983)
Total Affiliated Securities (Value is 7.9% of Net Assets)					$224,411,642	$—	$(9,867,266)

[a]As of January 31, 2017, no longer an affiliate.

10. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2017, certain or all Funds held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.15%	82,758,981	603,858,982	(607,457,536)	79,160,427	$79,160,427	$1,775	$–	0.5%

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FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

								% of
								Affiliated
	Number of			Number of				Fund Shares
Shares Held				Shares	Value			Outstanding
at Beginning		Gross	Gross Held at End		at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Flexible Alpha Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.15%	2,033,538	2,370,476	(3,814,446)	589,568	$589,568	$133	$–	0.0%[a]
Franklin Focused Core Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.15%	–	37,396,587	(35,176,339)	2,220,248	$2,220,248	$319	$–	0.0%[a]
Franklin Global Government Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.15%	2,527,951	5,447,305	(6,656,039)	1,319,217	$1,319,217	$123	$–	0.0%[a]
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.15%	52,116,118	873,319,184	(891,976,902)	33,458,400	$33,458,400	$8,316	$–	0.2%
Franklin Natural Resources Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.15%	43,909,680	122,104,167	(135,271,240)	30,742,607	$30,742,607	$3,635	$–	0.2%
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.15%	286,863,418	985,318,000	(1,122,386,092)	149,795,326	$149,795,326	$9,889	$–	1.0%
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.15%	215,216,548	1,017,507,126	(1,091,829,363)	140,894,311	$140,894,311	$11,016	$–	0.9%
Franklin Strategic Income Fund
Controlled Affiliates
Franklin Lower Tier Floating
Rate Fund	38,346,600	–	(6,703,481)	31,643,119	$333,518,471	$29,375,241	$2,000,681	84.6%
Franklin Middle Tier Floating
Rate Fund	29,441,483	–	(5,897,657)	23,543,826	238,969,841	14,193,200	(285,080)	78.2%
Total Controlled Affiliates					$572,488,312	$43,568,441	$1,715,601
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.15%	910,963,589	1,254,924,022	(2,064,519,953)	101,367,658	$101,367,658	$15,975	$–	0.7%
Total					$673,855,970	$43,584,416	$1,715,601
[a]Rounds to less than 0.1%

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FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

11. INVESTMENTS IN FT HOLDINGS CORPORATION II (FT SUBSIDIARY)

Franklin Strategic Income Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At January 31, 2017, FT Subsidiary’s investment, Turtle Bay Resort as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At January 31, 2017, the net assets of FT Subsidiary were $26,203,666, representing less than 1% of the Fund’s net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.

12. REORGANIZATION

On August 26, 2016, Franklin Growth Opportunities Fund (Surviving Fund), pursuant to a plan of reorganization approved on August 5, 2016 by shareholders of Franklin Flex Cap Growth Fund (Acquired Fund), acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, through a tax free exchange of shares of the Surviving Fund for the net assets of the Acquired Fund.

13. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1		Level 2	Level 3		Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Biotechnology.	$1,126,007,889	$	—[b]	$9,153,662		$1,135,161,551
Pharmaceuticals	110,636,051		—	7,014,521	[b]	117,650,572
All Other Equity Investments[c]	30,386,980		—	—		30,386,980
Short Term Investments	79,160,427		—	—		79,160,427
Total Investments in Securities	$1,346,191,347		$—	$16,168,183		$1,362,359,530

Receivables:
Investments Securities Sold	$—		$—	$9,047,090		$9,047,090

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FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

13. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Flexible Alpha Bond Fund
Assets:
Investments in Securities:
Management Investment Companies	$165,430	$—	$—	$165,430
Corporate Bonds	—	4,203,859	—	4,203,859
Foreign Government and Agency Securities	—	703,272	—	703,272
U.S. Government and Agency Securities	—	580,397	—	580,397
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	3,822,188	—	3,822,188
Mortgage-Backed Securities	—	240,648	—	240,648
Municipal Bonds	—	593,372	—	593,372
Options Purchased	593	13,447	—	14,040
Short Term Investments	589,568	—	—	589,568
Total Investments in Securities	$755,591	$10,157,183	$—	$10,912,774

Other Financial Instruments:
Futures Contracts	$5,194	$—	$—	$5,194
Forward Exchange Contracts	—	4,284	—	4,284
Swap Contracts.	—	18,594	—	18,594
Total Other Financial Instruments	$5,194	$22,878	$—	$28,072

Liabilities:
Other Financial Instruments:
Options Written	$—	$618	$—	$618
Futures Contracts	6,250	—	—	6,250
Forward Exchange Contracts	—	26,899	—	26,899
Swap Contracts.	—	31,890	—	31,890
Total Other Financial Instruments	$6,250	$59,407	$—	$65,657

Franklin Focused Core Equity Fund
Assets:
Investments in Securities:
Equity Investments[c]	$138,099,928	$—	$—	$138,099,928
Short Term Investments	2,220,248	—	—	2,220,248
Total Investments in Securities	$140,320,176	$—	$—	$140,320,176

Franklin Global Government Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$—	$8,169,332	$—	$8,169,332
U.S. Government and Agency Securities	—	2,587,985	—	2,587,985
Short Term Investments	1,319,217	—	—	1,319,217
Total Investments in Securities	$1,319,217	$10,757,317	$—	$12,076,534

Other Financial Instruments:
Forward Exchange Contracts	$—	$6,149	$—	$6,149

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$67,230	$—	$67,230

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FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2		Level 3	Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$528,617,329	$—		$11,896,616	$540,513,945
Health Care	526,608,458	—		1,339,860	527,948,318
Information Technology	1,412,748,669	—		2,865,962	1,415,614,631
All Other Equity Investments[c]	935,319,792	—		—	935,319,792
Short Term Investments	33,458,400	—		—	33,458,400
Total Investments in Securities	$3,436,752,648	$—		$16,102,438	$3,452,855,086

Receivables:
Investments Securities Sold	$—	$—		$3,018,135	$3,018,135

Franklin Natural Resources Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Coal & Consumable Fuels	$—	$—	$	—[b]	$—
Oil & Gas Exploration & Production	228,125,547	5,874,340		—	233,999,887
All Other Equity Investments[c]	425,013,515	—		—	425,013,515
Convertible Bonds	—	1,244,620		—	1,244,620
Short Term Investments	30,742,607	—		—	30,742,607
Total Investments in Securities	$683,881,669	$7,118,960		$—	$691,000,629

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$447,126,596	$—		$26,316,044	$473,442,640
Information Technology	798,649,028	—		11,099,995	809,749,023
All Other Equity Investments[c]	1,453,976,308	—		—	1,453,976,308
Convertible Bonds	—	—		8,592,742	8,592,742
Short Term Investments	149,795,326	—		—	149,795,326
Total Investments in Securities	$2,849,547,258	$—		$46,008,781	$2,895,556,039

Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$652,641,091	$—		$20,988,756	$673,629,847
All Other Equity Investments[c]	2,659,253,291	—		—	2,659,253,291
Convertible Bonds	—	—		6,929,631	6,929,631
Short Term Investments	140,894,311	—		—	140,894,311
Total Investments in Securities	$3,452,788,693	$—		$27,918,387	$3,480,707,080

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FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

13. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$—	$—	$26,155,966		$26,155,966
Energy.	21,208,432	—	12,346,070	[b]	33,554,502
Transportation	—	214,846	679,712		894,558
All Other Equity Investments[c]	581,131,412	—[b]	—		581,131,412
Corporate Bonds	—	3,149,216,432	—		3,149,216,432
Senior Floating Rate Interests	—	715,669,289	—		715,669,289
Foreign Government and Agency Securities	—	798,171,792	—		798,171,792
U.S. Government and Agency Securities	—	379,715,299	—		379,715,299
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	773,088,932	—		773,088,932
Mortgage-Backed Securities	—	643,845,707	—		643,845,707
Municipal Bonds	—	140,899,123	—		140,899,123
Escrows and Litigation Trusts	—	942,225	348,000	[b]	1,290,225
Short Term Investments	107,765,200	—	—		107,765,200
Total Investments in Securities	$710,105,044	$6,601,763,645	$39,529,748		$7,351,398,437

Other Financial Instruments:
Futures Contracts	$811,624	$—	$—		$811,624
Forward Exchange Contracts	—	40,404,098	—		40,404,098
Swap Contracts.	—	1,668,629	—		1,668,629
Unfunded Loan Commitments.	—	55,557	—		55,557
Total Other Financial Instruments	$811,624	$42,128,284	$—		$42,939,908

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,150,981	$—	$—		$1,150,981
Forward Exchange Contracts	—	15,452,965	—		15,452,965
Swap Contracts.	—	3,431,596	—		3,431,596
Total Other Financial Instruments	$1,150,981	$18,884,561	$—		$20,035,542

aIncludes common, preferred and convertible preferred stocks and management investment companies as well as other equity investments.
bIncludes securities determined to have no value at January 31, 2017.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. At January 31, 2017, the reconciliations of assets, are as follows:

											Net Change in
											Unrealized
											Appreciation
							Net	Net			(Depreciation)
	Balance at			Transfer	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period	Purchases	Sales	Level 3	Level 3	Adjustments	(Loss)	(Depreciation)	of Period		Period End
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Biotechnology	$3,195,479	$3,750,045	$–	$–	$–	$–	$–	$2,208,138	$9,153,662		$2,208,138
Pharmaceuticals	8,460,560	–	–	–	–	–	–	(1,446,039)	7,014,521	[b]	(1,446,039)
Total Investments in Securities	$11,656,039	$3,750,045	$–	$–	$–	$–	$–	$762,099	$16,168,183		$762,099

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FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

										Net Change in
										Unrealized
										Appreciation
							Net	Net		(Depreciation)
	Balance at			Transfer	Transfer		Realized	Unrealized	Balance	on Assets
	Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End	Held at
	Period	Purchases	Sales	Level 3	Level 3	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Receivables:
Investment Securities Sold	$9,089,004	$ –	$–	$–	$–	$–	$–	$(41,914) $ 9,047,090		$(41,914)

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$10,761,537	$8,999,998	$–	$–	$–	$–	$–	$6,554,509	$26,316,044	$6,554,509
Information Technology	–	11,099,995	–	–	–	–	–	–	11,099,995	–
Convertible Bonds	9,726,750	1,200,000	–	–	–	–	–	(2,334,008)	8,592,742	(2,334,008)
Total Investments in Securities	$20,488,287	$21,299,993	$–	$–	$–	$–	$–	$4,220,501	$46,008,781	$4,220,501

aIncludes common and preferred stocks as well as other equity investments.
bIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2017, are as follows:

				Impact to Fair
	Fair Value at	Valuation		Value if Input
Description	End of Period	Technique	Unobservable Inputs	Amount/Range Increases[a]
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Discounted Cash
Biotechnology	$2,353,173	Flow Model	Discount Rate	3.7% Decrease
Pharmaceutical	4,038,133	Probability Weighted	Free Cash Flow[c]	$3,000 (mil) Increase[d]
		Discounted Cash	Discount for lack of
		Flow Model	marketability	12.5% Decrease[d]
All Other Investments[e]	9,776,877
Total	$16,168,183
Receivables:
Discounted Cash
Investment Securities Sold.	$9,047,090	Flow Model	Discount Rate	1.6% Decrease

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Discretionary	$25,908,788	Discounted Cash	Free Cash Flow	$ 4,974 (mil) Increase[d]
		Flow Model	Discount Rate	27.5% Decrease[d]
			Discount for lack of
		Market Comparables	marketability	10.4% Decrease[d]
All Other Investments[e]	20,099,993

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FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

				Impact to Fair
	Fair Value at	Valuation		Value if Input
Description	End of Period	Technique	Unobservable Inputs	Amount/Range Increases[a]
Total	$46,008,781

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes preferred stocks and convertible bonds.
cIncludes probability assumptions for various outcomes of contingent payments for clinical trials and regulatory approvals.
dRepresents a significant impact to fair value but not net assets.
eIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

14. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

15. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BZWS	Barclays Bank PLC	AUD	Australian Dollar	ADR	American Depositary Receipt
CITI	Citigroup, Inc.	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage
DBAB	Deutsche Bank AG	CAD	Canadian Dollar	BBA	British Bankers Association
EUX	Eurex	EUR	Euro	CDA	Community Development Authority/Agency
GSCO	Goldman Sachs Group, Inc.	GBP	British Pound	CDO	Collateralized Debt Obligation
ICE	Intercontinental Exchange, Inc.	IDR	Indonesian Rupiah	CLO	Collateralized Loan Obligation
JPHQ	JP Morgan Chase & Co.	JPY	Japanese Yen	EDA	Economic Development Authority
LCH	LCH Clearnet LLC	KRW	South Korean Won	ETF	Exchange Traded Fund
RBCCM	Royal Bank of Canada	MXN	Mexican Peso	FHLMC	Federal Home Loan Mortgage Corp.
RBS	Royal Bank of Scotland PLC	MYR	Malaysian Ringgit	FRN	Floating Rate Note
UBSW	UBS AG	PHP	Philippine Peso	GDP	Gross Domestic Product
		PLN	Polish Zloty	GO	General Obligation
		SGD	Singapore Dollar	HDC	Housing Development Corp.
		USD	United States Dollar	LIBOR	London InterBank Offered Rate
		UYU	Uruguayan Peso	MFM	Multi-Family Mortgage
				PCR	Pollution Control Revenue
				PIK	Payment-In-Kind
				SF	Single Family
				TRA	Tax Receivable Agreement Right
				VRI	Value Recovery Instruments

Index Abbreviation
CDX.NA.HY.Series number	CDX North America High Yield Index
CDX.NA.IG.Series number	CDX North America Investment Grade Index
MCDX.NA.Series number	MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|67

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2017

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 28, 2017